UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03636

The Guardian Variable Contract Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004
(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Variable Contract Funds, Inc.	The Guardian Variable Contract Funds, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ The Guardian Stock Fund	Semiannual Report To Contractowners

Manind V. Govil, CFA Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

April 13, 1983

Net Assets at June 30, 2005:

$1,070,053,187

A Portfolio Management Update

Manind V. Govil, CFA, was named portfolio manager of The Guardian Stock Fund and head of Guardian’s Common Stock Department starting August 1, 2005. Manind joins Guardian after having spent the past 12 years at Mercantile Capital Advisors where he served as Co-Head of Equities, Head of Equity Research, and as the Lead Portfolio Manager of the large cap core Mercantile Growth & Income Fund managing $2.2 billion in assets. Prior to joining Mercantile, he was with Covansys Corporation in Michigan and began his career with KPMG Peat Marwick in India. He is a Chartered Financial Analyst, and is a member of the CFA Institute as well as the American Association of Individual Investors. He received a Bachelor of Commerce degree in Accounting from the University of Bombay, India, and was awarded a Master of Business Administration degree in Finance and Information Systems from the University of Cincinnati in Ohio.

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 4/13/1983
The Guardian Stock Fund	–2.43%	2.46%	4.38%	–9.21%	6.76%	11.52%
S&P 500 Index	–0.81%	6.32%	8.28%	–2.37%	9.93%	12.56%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN STOCK FUND	1

■ The Guardian Stock Fund	Semiannual Report To Contractowners

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
General Electric Co.	3.13%
Bank of America Corp.	2.98%
Microsoft Corp.	2.86%
Citigroup, Inc.	2.73%
Procter & Gamble Co.	2.49%
Exxon Mobil Corp.	2.42%
Johnson & Johnson	2.06%
Intel Corp.	2.04%
Pfizer, Inc.	1.84%
Cisco Systems, Inc.	1.68%

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$975.70	$2.65	0.54%
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71	0.54%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN STOCK FUND

■	The Guardian Stock Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 98.7%
Shares		Value
Aerospace and Defense — 3.8%
84,700	Boeing Co.	$5,590,200
135,400	General Dynamics Corp.	14,831,716
291,000	Honeywell Int’l., Inc.	10,659,330
183,600	United Technologies Corp.	9,427,860

		40,509,106

Air Freight and Logistics — 0.5%
75,600	United Parcel Svc., Inc.	5,228,496

Beverages — 2.2%
227,900	Coca-Cola Co.	9,514,825
265,300	PepsiCo., Inc.	14,307,629

		23,822,454

Biotechnology — 1.2%
206,000	Amgen, Inc.*	12,454,760

Building Products — 0.6%
214,400	Masco Corp.	6,809,344

Capital Markets — 2.5%
46,300	Goldman Sachs Group, Inc.	4,723,526
82,600	Lehman Brothers Hldgs., Inc.	8,200,528
150,000	Merrill Lynch & Co., Inc.	8,251,500
108,900	Morgan Stanley	5,713,983

		26,889,537

Chemicals — 0.6%
102,200	PPG Inds., Inc.	6,414,072

Commercial Banks — 5.5%
699,600	Bank of America Corp.	31,908,756
211,700	Wachovia Corp.	10,500,320
274,300	Wells Fargo & Co.	16,891,394

		59,300,470

Commercial Services and Supplies — 1.3%
226,700	Cintas Corp.	8,750,620
208,900	Robert Half Int’l., Inc.	5,216,233

		13,966,853

Communications Equipment — 3.2%
938,500	Cisco Systems, Inc.*	17,934,735
146,300	Corning, Inc.*	2,431,506
468,700	Lucent Technologies, Inc.*	1,363,917
384,500	Motorola, Inc.	7,020,970
166,500	QUALCOMM, Inc.	5,496,165

		34,247,293

Computers and Peripherals — 3.6%
82,700	Apple Computer, Inc.*	3,044,187
246,600	Dell, Inc.*	9,743,166
380,300	EMC Corp.*	5,213,913
287,800	Hewlett Packard Co.	6,766,178
166,300	Int’l. Business Machines	12,339,460
349,900	Sun Microsystems, Inc.*	1,305,127

		38,412,031

Consumer Finance — 1.0%
135,500	Capital One Financial Corp.	10,841,355

Diversified Financial Services — 3.6%
632,266	Citigroup, Inc.	29,229,657
276,900	J.P. Morgan Chase & Co.	9,780,108

		39,009,765

Shares		Value
Diversified Telecommunication Services — 3.8%
461,800	AT & T Corp.	$8,792,672
195,600	BellSouth Corp.	5,197,092
474,700	SBC Comm., Inc.	11,274,125
460,000	Verizon Comm.	15,893,000

		41,156,889

Electric Utilities — 1.6%
177,000	Consolidated Edison, Inc.	8,290,680
71,100	Exelon Corp.	3,649,563
118,600	FPL Group, Inc.	4,988,316

		16,928,559

Electrical Equipment — 0.5%
112,100	Rockwell Automation, Inc.	5,460,391

Energy Equipment and Services — 1.9%
64,100	Schlumberger Ltd.	4,867,754
276,400	Transocean, Inc.*	14,917,308

		19,785,062

Food and Staples Retailing — 1.6%
162,600	Kroger Co.*	3,094,278
292,200	Wal-Mart Stores, Inc.	14,084,040

		17,178,318

Food Products — 1.7%
100,800	Bunge Ltd.	6,390,720
178,900	Dean Foods Co.*	6,304,436
160,700	McCormick & Co., Inc.	5,251,676

		17,946,832

Gas Utilities — 0.5%
232,200	NiSource, Inc.	5,742,306

Health Care Equipment and Supplies — 2.6%
273,300	Boston Scientific Corp.*	7,379,100
84,100	C.R. Bard, Inc.	5,593,491
57,470	Hospira, Inc.*	2,241,330
237,600	Medtronic, Inc.	12,305,304

		27,519,225

Health Care Providers and Services — 1.9%
170,700	McKesson Corp.	7,645,653
247,600	UnitedHealth Group	12,909,864

		20,555,517

Hotels, Restaurants and Leisure — 2.5%
147,800	Carnival Corp.	8,062,490
391,500	Hilton Hotels Corp.	9,337,275
197,800	Int’l. Game Technology	5,568,070
127,200	McDonald’s Corp.	3,529,800

		26,497,635

Household Durables — 1.0%
148,400	Centex Corp.	10,487,428

Household Products — 3.6%
227,200	Colgate-Palmolive Co.	11,339,552
504,800	Procter & Gamble Co.	26,628,200

		37,967,752

Industrial Conglomerates — 4.5%
82,800	3M Co.	5,986,440
967,600	General Electric Co.	33,527,340
289,900	Tyco Int’l. Ltd.	8,465,080

		47,978,860

See notes to financial statements.

3

■	The Guardian Stock Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
Information Technology Services — 0.7%
59,300	Automatic Data Processing, Inc.	$2,488,821
80,500	First Data Corp.	3,231,270
37,300	Paychex, Inc.	1,213,742

		6,933,833

Insurance — 3.3%
94,400	Ambac Financial Group, Inc.	6,585,344
255,000	American Int’l. Group, Inc.	14,815,500
383,200	Fidelity National Financial, Inc.	13,676,408

		35,077,252

Internet and Catalog Retail — 0.4%
120,900	eBay, Inc.*	3,990,909

Internet Software and Services — 0.6%
197,800	Yahoo! Inc.*	6,853,770

Machinery — 1.5%
84,900	Caterpillar, Inc.	8,091,819
118,600	Deere & Co.	7,767,114

		15,858,933

Media — 4.1%
379,800	Clear Channel Comm., Inc.*	11,747,214
487,500	Comcast Corp. — Class A*	14,966,250
253,600	Time Warner, Inc.*	4,237,656
407,200	Viacom, Inc.	13,038,544

		43,989,664

Metals and Mining — 0.8%
97,100	Phelps Dodge Corp.	8,981,750

Multiline Retail — 0.9%
185,200	J.C. Penney Co., Inc.	9,737,816

Multi-Utilities — 0.8%
116,500	Dominion Resources, Inc.	8,549,935

Office Electronics — 0.1%
100,700	Xerox Corp.*	1,388,653

Oil, Gas and Consumable Fuels — 5.7%
308,600	ChevronTexaco Corp.	17,256,912
230,000	Devon Energy Corp.	11,656,400
451,000	Exxon Mobil Corp.	25,918,970
79,900	Occidental Petroleum Corp.	6,146,707

		60,978,989

Personal Products — 0.8%
217,800	Estee Lauder Cos., Inc.	8,522,514

Pharmaceuticals — 7.5%
245,800	Abbott Laboratories	12,046,658
113,500	Eli Lilly & Co.	6,323,085
338,600	Johnson & Johnson	22,009,000
714,080	Pfizer, Inc.	19,694,327
309,700	Schering-Plough Corp.	5,902,882
310,000	Wyeth	13,795,000

		79,770,952

Road and Rail — 0.5%
110,500	Burlington Northern Santa Fe	5,202,340

Semiconductors and Semiconductor Equipment — 3.3%
39,100	Analog Devices, Inc.	1,458,821
168,000	Applied Materials, Inc.	2,718,240
839,400	Intel Corp.	21,874,764
32,000	Linear Technology Corp.	1,174,080
33,500	Maxim Integrated Products, Inc.	1,280,035
258,200	Texas Instruments, Inc.	7,247,674

		35,753,614

Shares		Value
Software — 4.5%
67,800	Adobe Systems, Inc.	$1,940,436
59,400	Computer Assocs. Int’l., Inc.	1,632,312
30,700	Electronic Arts, Inc.*	1,737,927
1,231,700	Microsoft Corp.	30,595,428
647,700	Oracle Corp.*	8,549,640
190,100	Symantec Corp.*	4,132,774

		48,588,517

Specialty Retail — 0.8%
146,900	Home Depot, Inc.	5,714,410
48,500	Lowe’s Cos., Inc.	2,823,670

		8,538,080

Textiles, Apparel and Luxury Goods — 0.5%
161,100	Coach, Inc.*	5,408,127

Thrifts and Mortgage Finance — 2.7%
273,200	Countrywide Financial Corp.	10,548,252
68,900	Federal Home Loan Mortgage Corp.	4,494,347
236,100	Federal National Mortgage Assn.	13,788,240

		28,830,839

Tobacco — 1.3%
216,100	Altria Group, Inc.	13,973,026

Wireless Telecommunication Services — 0.6%
290,900	American Tower Corp.*	6,114,718

	Total Common Stocks (Cost $981,629,205)	1,056,154,541

Repurchase Agreement — 1.7%
Principal Amount		Value
$18,066,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $18,067,606 at 3.20%, due 7/1/2005 (1) (Cost $18,066,000)	$18,066,000

Total Investments — 100.4% (Cost $999,695,205)		1,074,220,541
Liabilities in Excess of Cash, Receivables and Other Assets — (0.4)%		(4,167,354)

Net Assets — 100%		$1,070,053,187

*	Non-income producing security.
(1)	The repurchase agreement is collateralized by $18,180,000 in U.S. Government Agency 4.00%, due 1/16/09, with a value of $18,429,975.

See notes to financial statements.

4

■	The Guardian Stock Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $999,695,205)	$1,074,220,541
Cash	299
Receivable for securities sold	7,126,161
Dividends receivable	895,652
Receivable for fund shares sold	27,433
Interest receivable	1,606
Other assets	57,696

Total Assets	1,082,329,388

LIABILITIES
Payable for securities purchased	10,824,514
Payable for fund shares redeemed	879,655
Accrued expenses	122,916
Due to GIS	449,116

Total Liabilities	12,276,201

Net Assets	$1,070,053,187

COMPONENTS OF NET ASSETS
Capital stock, at par	$39,053
Additional paid-in capital	1,570,864,575
Undistributed net investment income	1,041,888
Accumulated net realized loss on investments	(576,417,665)
Net unrealized appreciation of investments	74,525,336

Net Assets	$1,070,053,187

Shares Outstanding — $0.001 par value	39,052,690

Net Asset Value Per Share	$27.40

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$14,450,992
Interest	166,754
Less: Foreign tax withheld	(5,017)

Total Income	14,612,729

Expenses:
Investment advisory fees — Note B	2,863,315
Custodian fees	77,866
Printing expense	61,768
Director’s fees — Note B	52,876
Other	76,735

Total Expenses	3,132,560

Net Investment Income	11,480,169

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	35,769,971
Net change in unrealized appreciation of investments	(78,911,453)

Net Realized and Unrealized Loss on Investments	(43,141,482)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(31,661,313)

See notes to financial statements.

5

■	The Guardian Stock Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$11,480,169	$17,254,034
Net realized gain on investments	35,769,971	67,073,893
Net change in unrealized appreciation of investments	(78,911,453)	(13,746,259)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(31,661,313)	70,581,668

Dividends to Shareholders from:
Net investment income	(12,958,536)	(23,795,330)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(146,530,282)	(240,129,458)

Net Decrease in Net Assets	(191,150,131)	(193,343,120)

NET ASSETS:

Beginning of period	1,261,203,318	1,454,546,438

End of period*	$1,070,053,187	$1,261,203,318

* Includes undistributed net investment income of:	$1,041,888	$2,520,255

See notes to financial statements.

6

■	The Guardian Stock Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001	2000

Net asset value, beginning of period	$28.42		$27.30	$22.71	$28.94	$37.21	$55.20

Income from investment operations:
Net investment income	0.30		0.39	0.28	0.24	0.20	0.04
Net realized and unrealized gain/(loss) on investments	(0.99)		1.23	4.57	(6.25)	(8.16)	(9.77)

Net increase/(decrease) from investment operations	(0.69)		1.62	4.85	(6.01)	(7.96)	(9.73)

Dividends and Distributions to Shareholders from:
Net investment income	(0.33)		(0.50)	(0.26)	(0.22)	(0.08)	(0.04)
Net realized gain on investments	—		—	—	—	(0.23)	(8.22)

Total dividends and distributions	(0.33)		(0.50)	(0.26)	(0.22)	(0.31)	(8.26)

Net asset value, end of period	$27.40		$28.42	$27.30	$22.71	$28.94	$37.21

Total return*	(2.43	)%(a)	6.00%	21.45%	(20.88)%	(21.44)%	(18.39)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$1,070,053		$1,261,203	$1,454,546	$1,365,328	$2,060,451	$3,172,625
Ratio of expenses to average net assets	0.54	%(b)	0.54%	0.54%	0.54%	0.53%	0.52%
Ratio of net investment income to average net assets	2.00	%(b)	1.29%	1.06%	0.85%	0.59%	0.08%
Portfolio turnover rate	56%		76%	77%	65%	137%	106%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian Stock Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Stock Fund (the Fund or GSF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America. GSF’s Class II shares are available only through the ownership of annuity and insurance products offered by other insurance companies. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2005, no GSF Class II shares have been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade on exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSF is permitted to buy international securities that are not U.S. dollar denominated. GSF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial

8

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSF. When forward contracts are closed, GSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSF. GSF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GSF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSF. Net realized short-term and long-term capital gains for GSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the US Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components

9

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $635,335,746 and $787,029,576, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2005 aggregated $103,011,827 and $28,486,491, respectively, resulting in net unrealized appreciation of $74,525,336.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 300,000,000 shares of $0.001 par value capital stock authorized for GSF, divided into two classes, designated Class I and Class II shares. GSF Class I consists of 250,000,000 shares and Class II consists of 50,000,000 shares. Through June 30, 2005 no Class II shares of GSF were sold. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	404,101	1,077,316	$11,178,395	$29,325,252
Shares issued in reinvestment of dividends	468,155	860,754	12,958,536	23,795,330
Shares repurchased	(6,204,373)	(10,831,155)	(170,667,213)	(293,250,040)

Net decrease	(5,332,117)	(8,893,085)	$(146,530,282)	$(240,129,458)

10

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note F.	Line of Credit

A $100,000,000 line of credit available to GSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

11

■	The Guardian Stock Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

12

■ The Guardian VC 500 Index Fund	Semiannual Report To Contractowners

Jonathan C. Jankus, CFA Co-Portfolio Manager

Stewart Johnson,

Co-Portfolio Manager

Objective:

Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) which emphasizes securities issued by large U.S. companies

Portfolio:

At least 95% of the Fund’s assets are invested in common stocks of companies included in the S&P 500 Index under normal circumstances

Inception Date:

August 25, 1999

Net Assets at

June 30, 2005:

$201,139,356

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
General Electric Co.	3.29%
Exxon Mobil Corp.	3.27%
Microsoft Corp.	2.30%
Citigroup, Inc.	2.15%
Pfizer, Inc.	1.82%
Johnson & Johnson	1.72%
Bank of America Corp.	1.66%
Wal-Mart Stores, Inc.	1.60%
Intel Corp.	1.45%
American Int’l. Group, Inc.	1.33%

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year To Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 8/25/1999
The Guardian VC 500 Index Fund	–0.91%	6.12%	7.96%	–2.50%	NA	–1.18%
S&P 500 Index	–0.81%	6.32%	8.28%	–2.37%	NA	–0.99%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	“S&P,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guardian Investor Services LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Since January 1, 2000 the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

THE GUARDIAN VC 500 INDEX FUND	1

■ The Guardian VC 500 Index Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$990.90	$1.38	0.28%
Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	0.28%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC 500 INDEX FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 97.8%
Shares		Value
Aerospace and Defense — 2.2%
15,041	Boeing Co.	$992,706
3,298	General Dynamics Corp.	361,263
2,074	Goodrich Corp.	84,951
15,604	Honeywell Int’l., Inc.	571,575
1,900	L-3 Comm. Hldgs., Inc.	145,502
7,403	Lockheed Martin Corp.	480,233
7,130	Northrop Grumman Corp.	393,932
6,852	Raytheon Co.	268,050
2,736	Rockwell Collins, Inc.	130,452
18,400	United Technologies Corp.	944,840

		4,373,504

Air Freight and Logistics — 0.9%
5,194	FedEx Corp.	420,766
930	Ryder Systems, Inc.	34,038
19,459	United Parcel Svc., Inc.	1,345,784

		1,800,588

Airlines — 0.1%
1,843	Delta Airlines, Inc.*	6,930
18,199	Southwest Airlines Co.	253,512

		260,442

Auto Components — 0.2%
1,100	Cooper Tire & Rubber Co.	20,427
2,222	Dana Corp.	33,352
17,067	Delphi Corp.	79,361
2,622	Goodyear Tire & Rubber Co.*	39,068
3,088	Johnson Controls, Inc.	173,947
1,955	Visteon Corp.	11,789

		357,944

Automobiles — 0.5%
31,144	Ford Motor Co.	318,914
11,434	General Motors Corp.	388,756
5,221	Harley-Davidson, Inc.	258,962

		966,632

Beverages — 2.2%
13,362	Anheuser-Busch Cos., Inc.	611,312
2,046	Brown-Forman Corp.	123,701
42,764	Coca-Cola Co.	1,785,397
8,124	Coca-Cola Enterprises, Inc.	178,809
541	Molson Coors Brewing Co.	33,542
30,171	PepsiCo., Inc.	1,627,122
4,264	The Pepsi Bottling Group, Inc.	121,993

		4,481,876

Biotechnology — 1.2%
22,617	Amgen, Inc.*	1,367,424
3,176	Applera Corp.-Applied Biosystems Group	62,472
6,154	Biogen Idec, Inc.*	212,005
3,269	Chiron Corp.*	114,055
5,005	Genzyme Corp.*	300,750
7,400	Gilead Sciences, Inc.*	325,526
3,941	MedImmune, Inc.*	105,304

		2,487,536

Building Products — 0.2%
3,957	American Standard Cos., Inc.	165,878
7,420	Masco Corp.	235,659

		401,537

Shares		Value
Capital Markets — 2.7%
13,570	Bank of New York, Inc.	$390,545
1,876	Bear Stearns Cos., Inc.	194,991
22,577	Charles Schwab Corp.	254,669
6,100	E*TRADE Financial Corp.*	85,339
1,739	Federated Investors, Inc.	52,187
4,487	Franklin Resources, Inc.	345,409
8,002	Goldman Sachs Group, Inc.	816,364
6,726	Janus Capital Group, Inc.	101,159
4,624	Lehman Brothers Hldgs., Inc.	459,071
7,285	Mellon Financial Corp.	209,007
17,464	Merrill Lynch & Co., Inc.	960,695
19,283	Morgan Stanley	1,011,779
3,863	Northern Trust Corp.	176,114
6,370	State Street Corp.	307,352
2,158	T. Rowe Price Group, Inc.	135,091

		5,499,772

Chemicals — 1.6%
3,869	Air Products & Chemicals, Inc.	233,301
16,542	Dow Chemical Co.	736,615
18,905	E.I. Du Pont de Nemours & Co.	813,104
1,156	Eastman Chemical Co.	63,753
4,704	Ecolab, Inc.	152,222
1,924	Engelhard Corp.	54,930
751	Great Lakes Chemical Corp.	23,634
1,633	Hercules, Inc.*	23,107
1,417	Int’l. Flavors & Fragrances, Inc.	51,324
4,507	Monsanto Co.	283,355
2,995	PPG Inds., Inc.	187,966
5,483	Praxair, Inc.	255,508
3,888	Rohm & Haas Co.	180,170
1,351	Sigma-Aldrich	75,710

		3,134,699

Commercial Banks — 5.8%
8,364	AmSouth Bancorporation	217,464
73,166	Bank of America Corp.	3,337,101
9,234	BB&T Corp.	369,083
3,064	Comerica, Inc.	177,099
2,100	Compass Bancshares, Inc.	94,500
10,354	Fifth Third Bancorp	426,688
1,892	First Horizon Nat’l. Corp.	79,843
7,298	Huntington Bancshares, Inc.	176,174
7,242	KeyCorp	240,072
2,000	M & T Bank Corp.	210,320
3,796	Marshall & Ilsley Corp.	168,732
11,847	National City Corp.	404,220
7,566	North Fork Bancorporation, Inc.	212,529
4,705	PNC Financial Svcs. Group	256,234
7,258	Regions Financial Corp.	245,901
6,623	SunTrust Banks, Inc.	478,446
5,299	Synovus Financial Corp.	151,922
34,097	U.S. Bancorp	995,633
29,247	Wachovia Corp.	1,450,651
29,355	Wells Fargo & Co.	1,807,681
1,372	Zions Bancorporation	100,883

		11,601,176

Commercial Services and Supplies — 0.8%
4,913	Allied Waste Inds., Inc.*	38,960
2,079	Avery Dennison Corp.	110,104
18,985	Cendant Corp.	424,694
3,041	Cintas Corp.	117,383
2,150	Equifax, Inc.	76,777

See notes to financial statements.

3

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
1,670	Monster Worldwide, Inc.*	$47,896
4,365	Pitney Bowes, Inc.	190,096
4,695	R.R. Donnelley & Sons Co.	162,024
2,619	Robert Half Int’l., Inc.	65,396
11,422	Waste Management, Inc.	323,699

		1,557,029

Communications Equipment — 2.5%
1,701	ADC Telecomm., Inc.*	37,031
3,629	Andrew Corp.*	46,306
6,957	Avaya, Inc.*	57,882
15,078	CIENA Corp.*	31,513
120,263	Cisco Systems, Inc.*	2,298,226
2,797	Comverse Technology, Inc.*	66,149
27,263	Corning, Inc.*	453,111
27,463	JDS Uniphase Corp.*	41,744
72,571	Lucent Technologies, Inc.*	211,182
42,305	Motorola, Inc.	772,489
28,668	QUALCOMM, Inc.	946,331
2,342	Scientific Atlanta, Inc.	77,918
6,153	Tellabs, Inc.*	53,531

		5,093,413

Computers and Peripherals — 3.5%
14,433	Apple Computer, Inc.*	531,279
43,643	Dell, Inc.*	1,724,335
45,971	EMC Corp.*	630,263
4,846	Gateway, Inc.*	15,992
53,201	Hewlett Packard Co.	1,250,756
29,422	Int’l. Business Machines	2,183,112
2,204	Lexmark Int’l. Group, Inc.*	142,885
2,932	NCR Corp.*	102,972
6,233	Network Appliance, Inc.*	176,207
1,397	QLogic Corp.*	43,125
55,932	Sun Microsystems, Inc.*	208,626

		7,009,552

Construction and Engineering — 0.1%
2,106	Fluor Corp.	121,285

Construction Materials — 0.0%
1,518	Vulcan Materials Co.	98,655

Consumer Finance — 1.3%
22,837	American Express Co.	1,215,613
4,124	Capital One Financial Corp.	329,961
21,786	MBNA Corp.	569,922
4,322	Providian Financial Corp.*	76,197
7,586	SLM Corp.	385,369

		2,577,062

Containers and Packaging — 0.2%
1,698	Ball Corp.	61,060
2,984	Bemis Co., Inc.	79,195
2,370	Pactiv Corp.*	51,145
2,355	Sealed Air Corp.*	117,255
1,604	Temple-Inland, Inc.	59,589

		368,244

Distributors — 0.0%
2,613	Genuine Parts Co.	107,368

Diversified Consumer Services — 0.2%
2,958	Apollo Group, Inc.*	231,375
3,159	H & R Block, Inc.	184,327

		415,702

Diversified Financial Services — 3.5%
4,000	CIT Group, Inc.	171,880

Shares		Value
93,638	Citigroup, Inc.	$4,328,885
62,708	J.P. Morgan Chase & Co.	2,214,847
4,648	Moody’s Corp.	208,974
5,188	Principal Financial Group, Inc.	217,377

		7,141,963

Diversified Telecommunication Services — 2.7%
6,702	ALLTEL Corp.	417,400
12,695	AT & T Corp.	241,713
32,063	BellSouth Corp.	851,914
2,122	CenturyTel, Inc.	73,485
4,221	Citizens Comm. Co.	56,730
32,677	Qwest Comm. Int’l., Inc.*	121,232
57,053	SBC Comm., Inc.	1,355,009
26,761	Sprint Corp.	671,433
48,736	Verizon Comm.	1,683,829

		5,472,745

Electric Utilities — 2.0%
1,880	Allegheny Energy, Inc.*	47,414
2,715	Ameren Corp.	150,139
6,474	American Electric Power, Inc.	238,696
4,548	CenterPoint Energy, Inc.	60,079
3,156	CiNergy Corp.	141,452
3,764	Consolidated Edison, Inc.	176,306
4,105	DTE Energy Co.	191,991
6,073	Edison Int’l.	246,260
3,852	Entergy Corp.	291,019
14,956	Exelon Corp.	767,691
5,251	FirstEnergy Corp.	252,626
6,212	FPL Group, Inc.	261,277
6,780	PG&E Corp.	254,521
1,550	Pinnacle West Capital Corp.	68,897
2,808	PPL Corp.	166,739
4,078	Progress Energy, Inc.	184,489
13,384	Southern Co.	464,023
2,588	TECO Energy, Inc.	48,939
5,953	Xcel Energy, Inc.	116,203

		4,128,761

Electrical Equipment — 0.4%
2,932	American Power Conversion Corp.	69,166
1,394	Cooper Inds. Ltd.	89,076
7,195	Emerson Electric Co.	450,623
3,531	Rockwell Automation, Inc.	171,995

		780,860

Electronic Equipment and Instruments — 0.3%
9,869	Agilent Technologies, Inc.*	227,184
2,956	Jabil Circuit, Inc.*	90,838
2,894	Molex, Inc.	75,360
9,102	Sanmina-SCI Corp.*	49,788
12,321	Solectron Corp.*	46,697
3,432	Symbol Technologies, Inc.	33,874
1,335	Tektronix, Inc.	31,065

		554,806

Energy Equipment and Services — 1.2%
2,344	B.J. Svcs. Co.	123,013
5,815	Baker Hughes, Inc.	297,495
9,595	Halliburton Co.	458,833
3,160	Nabors Inds., Inc.*	191,559
3,000	National-Oilwell Varco, Inc.*	142,620
2,007	Noble Corp.	123,451
2,114	Rowan Cos., Inc.	62,807
9,779	Schlumberger Ltd.	742,617
6,670	Transocean, Inc.*	359,980

		2,502,375

See notes to financial statements.

4

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
Food and Staples Retailing — 2.9%
6,087	Albertson’s, Inc.	$125,879
7,957	Costco Wholesale Corp.	356,633
13,292	CVS Corp.	386,399
16,796	Kroger Co.*	319,628
7,770	Safeway, Inc.	175,524
2,000	Supervalu, Inc.	65,220
10,594	Sysco Corp.	383,397
66,782	Wal-Mart Stores, Inc.	3,218,892
18,480	Walgreen Co.	849,895

		5,881,467

Food Products — 1.2%
11,388	Archer-Daniels-Midland Co.	243,475
7,064	Campbell Soup Co.	217,359
8,985	ConAgra Foods, Inc.	208,093
6,325	General Mills, Inc.	295,947
5,712	H.J. Heinz Co.	202,319
5,575	Hershey Foods Corp.	346,208
6,792	Kellogg Co.	301,836
2,128	McCormick & Co., Inc.	69,543
12,896	Sara Lee Corp.	255,470
4,322	W.M. Wrigley Jr. Co.	297,526

		2,437,776

Gas Utilities — 0.1%
2,794	KeySpan Corp.	113,716
938	NICOR, Inc.	38,618
4,793	NiSource, Inc.	118,531
605	Peoples Energy Corp.	26,293

		297,158

Health Care Equipment and Supplies — 2.1%
806	Bausch & Lomb, Inc.	66,898
10,086	Baxter Int’l., Inc.	374,191
4,439	Becton Dickinson & Co., Inc.	232,914
3,938	Biomet, Inc.	136,412
15,375	Boston Scientific Corp.*	415,125
1,891	C.R. Bard, Inc.	125,770
1,900	Fisher Scientific Int’l., Inc.*	123,310
6,515	Guidant Corp.	438,459
2,597	Hospira, Inc.*	101,283
20,640	Medtronic, Inc.	1,068,946
723	Millipore Corp.*	41,016
1,870	PerkinElmer, Inc.	35,343
6,290	St. Jude Medical, Inc.*	274,307
8,212	Stryker Corp.	390,563
2,490	Thermo Electron Corp.*	66,906
1,962	Waters Corp.*	72,928
4,170	Zimmer Hldgs., Inc.*	317,629

		4,282,000

Health Care Providers and Services — 2.8%
5,246	Aetna, Inc.	434,474
2,113	AmerisourceBergen Corp.	146,114
7,468	Cardinal Health, Inc.	430,007
7,500	Caremark Rx, Inc.*	333,900
3,196	Cigna Corp.	342,068
2,438	Express Scripts, Inc.*	121,851
8,330	HCA, Inc.	472,061
4,134	Health Management Assoc., Inc.	108,228
2,535	Humana, Inc.*	100,741
4,244	IMS Health, Inc.	105,124
2,400	Laboratory Corp. of America Hldgs.*	119,760
1,471	Manor Care, Inc.	58,443
5,159	McKesson Corp.	231,072

Shares		Value
5,134	Medco Health Solutions, Inc.*	$273,950
3,696	Quest Diagnostics, Inc.	196,886
7,310	Tenet Healthcare Corp.*	89,474
23,300	UnitedHealth Group	1,214,862
11,306	WellPoint, Inc.*	787,350

		5,566,365

Hotels, Restaurants and Leisure — 1.4%
10,827	Carnival Corp.	590,613
2,562	Darden Restaurants, Inc.	84,495
1,671	Harrah’s Entertainment, Inc.	120,429
5,624	Hilton Hotels Corp.	134,132
5,884	Int’l. Game Technology	165,635
3,616	Marriott Int’l., Inc.	246,683
21,961	McDonald’s Corp.	609,418
6,582	Starbucks Corp.*	340,026
4,298	Starwood Hotels & Resorts Worldwide, Inc.	251,734
1,730	Wendy’s Int’l., Inc.	82,434
5,173	Yum! Brands, Inc.	269,410

		2,895,009

Household Durables — 0.6%
1,205	Black & Decker Corp.	108,269
2,442	Centex Corp.	172,576
2,245	Fortune Brands, Inc.	199,356
1,490	KB Home	113,583
2,928	Leggett & Platt, Inc.	77,826
1,166	Maytag Corp.	18,260
5,096	Newell Rubbermaid, Inc.	121,489
2,430	Pulte Homes, Inc.	204,727
873	Snap-On, Inc.	29,944
1,281	Stanley Works	58,337
1,020	Whirlpool Corp.	71,512

		1,175,879

Household Products — 1.8%
3,445	Clorox Co.	191,955
9,118	Colgate-Palmolive Co.	455,079
8,429	Kimberly-Clark Corp.	527,571
44,790	Procter & Gamble Co.	2,362,673

		3,537,278

Independent Power Producers and Energy Traders — 0.7%
13,081	AES Corp.*	214,267
5,634	Calpine Corp.*	19,155
3,844	Constellation Energy Group, Inc.	221,760
16,879	Duke Energy Corp.	501,813
5,523	Dynegy, Inc.*	26,842
4,380	TXU Corp.	363,934

		1,347,771

Industrial Conglomerates — 4.4%
13,794	3M Co.	997,306
191,151	General Electric Co.	6,623,382
2,366	Textron, Inc.	179,461
34,978	Tyco Int’l. Ltd.	1,021,358

		8,821,507

Information Technology Services — 1.1%
2,300	Affiliated Computer Svcs., Inc.*	117,530
9,913	Automatic Data Processing, Inc.	416,049
3,266	Computer Sciences Corp.*	142,724
2,590	Convergys Corp.*	36,830
8,214	Electronic Data Systems Corp.	158,120
15,929	First Data Corp.	639,390
3,775	Fiserv, Inc.*	162,136

See notes to financial statements.

5

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
7,597	Paychex, Inc.	$247,206
2,167	Sabre Hldgs. Corp.	43,232
5,126	SunGard Data Systems, Inc.*	180,281
4,833	Unisys Corp.*	30,593

		2,174,091

Insurance — 4.2%
4,624	ACE Ltd.	207,386
8,897	AFLAC, Inc.	385,062
11,699	Allstate Corp.	699,015
2,084	Ambac Financial Group, Inc.	145,380
46,003	American Int’l. Group, Inc.	2,672,774
5,608	Aon Corp.	140,424
3,268	Chubb Corp.	279,774
4,875	Cincinnati Financial Corp.	192,855
5,690	Hartford Financial Svcs. Group, Inc.	425,498
2,210	Jefferson-Pilot Corp.	111,428
2,755	Lincoln Nat’l. Corp.	129,265
3,221	Loews Corp.	249,628
9,751	Marsh & McLennan Cos., Inc.	270,103
2,700	MBIA, Inc.	160,137
12,872	MetLife, Inc.	578,468
3,556	Progressive Corp.	351,368
9,477	Prudential Financial, Inc.	622,260
2,047	SAFECO Corp.	111,234
11,198	St. Paul Travelers Cos., Inc.	442,657
1,782	Torchmark Corp.	93,020
4,910	UnumProvident Corp.	89,951
2,356	XL Capital Ltd.	175,334

		8,533,021

Internet and Catalog Retail — 0.4%
21,734	eBay, Inc.*	717,439

Internet Software and Services — 0.4%
24,076	Yahoo! Inc.*	834,233

Leisure Equipment and Products — 0.2%
1,348	Brunswick Corp.	58,395
4,363	Eastman Kodak Co.	117,147
2,589	Hasbro, Inc.	53,825
6,533	Mattel, Inc.	119,554

		348,921

Machinery — 1.4%
6,347	Caterpillar, Inc.	604,933
618	Cummins, Inc.	46,109
5,066	Danaher Corp.	265,154
3,966	Deere & Co.	259,733
7,032	Dover Corp.	255,824
2,646	Eaton Corp.	158,495
5,704	Illinois Tool Works, Inc.	454,495
2,897	Ingersoll-Rand Co.	206,701
1,371	ITT Inds., Inc.	133,851
1,251	Navistar Int’l. Corp.*	40,032
3,049	PACCAR, Inc.	207,332
2,232	Pall Corp.	67,764
1,765	Parker-Hannifin Corp.	109,448

		2,809,871

Media — 3.5%
9,954	Clear Channel Comm., Inc.	307,877
39,788	Comcast Corp. — Class A*	1,221,492
1,257	Dow Jones & Co., Inc.	44,561
5,313	Gannett Co., Inc.	377,914
7,803	Interpublic Group Cos., Inc.*	95,041
1,544	Knight-Ridder, Inc.	94,709

Shares		Value
6,524	McGraw-Hill Cos., Inc.	$288,687
742	Meredith Corp.	36,403
3,273	New York Times Co.	101,954
44,800	News Corp.	724,864
3,111	Omnicom Group, Inc.	248,444
80,524	Time Warner, Inc.*	1,345,556
6,418	Tribune Co.	225,785
5,466	Univision Comm., Inc.*	150,588
31,475	Viacom, Inc.	1,007,829
34,616	Walt Disney Co.	871,631

		7,143,335

Metals and Mining — 0.6%
16,825	Alcoa, Inc.	439,637
1,206	Allegheny Technologies, Inc.	26,604
3,191	Freeport-McMoran Copper & Gold, Inc.	119,471
8,404	Newmont Mining Corp.	328,008
2,961	Nucor Corp.	135,081
1,548	Phelps Dodge Corp.	143,190
1,988	United States Steel Corp.	68,328

		1,260,319

Multiline Retail — 1.3%
1,734	Big Lots, Inc.*	22,958
1,262	Dillards, Inc.	29,556
6,584	Dollar General Corp.	134,050
2,592	Family Dollar Stores, Inc.	67,651
3,013	Federated Department Stores, Inc.	220,793
5,398	J.C. Penney Co., Inc.	283,827
5,713	Kohl’s Corp.*	319,414
5,409	May Department Stores Co.	217,225
2,020	Nordstrom, Inc.	137,299
1,811	Sears Hldgs. Corp.*	271,415
15,146	Target Corp.	824,094

		2,528,282

Multi-Utilities — 0.4%
2,152	CMS Energy Corp.*	32,409
5,457	Dominion Resources, Inc.	400,489
3,884	Public Svc. Enterprise Group, Inc.	236,225
3,894	Sempra Energy	160,861

		829,984

Office Electronics — 0.1%
13,191	Xerox Corp.*	181,904

Oil, Gas and Consumable Fuels — 7.4%
1,807	Amerada Hess Corp.	192,463
4,593	Anadarko Petroleum Corp.	377,315
5,496	Apache Corp.	355,042
1,031	Ashland, Inc.	74,098
6,900	Burlington Resources, Inc.	381,156
37,624	ChevronTexaco Corp.	2,103,934
25,158	ConocoPhillips	1,446,333
8,698	Devon Energy Corp.	440,815
10,590	El Paso Corp.	121,997
4,845	EOG Resources, Inc.	275,196
114,302	Exxon Mobil Corp.	6,568,936
3,023	Kerr-McGee Corp.	230,685
2,245	Kinder Morgan, Inc.	186,784
6,505	Marathon Oil Corp.	347,172
6,729	Occidental Petroleum Corp.	517,662
1,916	Sunoco, Inc.	217,811
5,044	Unocal Corp.	328,112
4,600	Valero Energy Corp.	363,906
10,715	Williams Cos., Inc.	203,585
6,133	XTO Energy, Inc.	208,461

		14,941,463

See notes to financial statements.

6

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
Paper and Forest Products — 0.4%
4,327	Georgia-Pacific Corp.	$137,599
8,205	Int’l. Paper Co.	247,873
1,564	Louisiana-Pacific Corp.	38,443
2,990	MeadWestvaco Corp.	83,840
3,710	Weyerhaeuser Co.	236,141

		743,896

Personal Products — 0.6%
1,303	Alberto-Culver Co.	56,459
7,896	Avon Products, Inc.	298,864
17,408	Gillette Co.	881,367

		1,236,690

Pharmaceuticals — 7.0%
28,789	Abbott Laboratories	1,410,949
2,263	Allergan, Inc.	192,898
33,837	Bristol-Myers Squibb Corp.	845,248
20,739	Eli Lilly & Co.	1,155,370
7,079	Forest Laboratories, Inc.*	275,019
53,354	Johnson & Johnson	3,468,010
3,645	King Pharmaceuticals, Inc.*	37,981
41,058	Merck & Co., Inc.	1,264,586
4,500	Mylan Laboratories, Inc.	86,580
132,703	Pfizer, Inc.	3,659,949
25,720	Schering-Plough Corp.	490,223
1,956	Watson Pharmaceuticals, Inc.*	57,819
23,669	Wyeth	1,053,271

		13,997,903

Real Estate — 0.7%
3,463	Apartment Investment & Management Co.	141,706
3,300	Archstone-Smith Trust	127,446
8,963	Equity Office Pptys. Trust	296,675
5,321	Equity Residential	195,919
3,362	Plum Creek Timber Co., Inc.	122,041
2,792	ProLogis	112,350
4,402	Simon Ppty. Group, Inc.	319,101

		1,315,238

Road and Rail — 0.5%
6,461	Burlington Northern Santa Fe	304,184
3,184	CSX Corp.	135,829
6,829	Norfolk Southern Corp.	211,426
5,442	Union Pacific Corp.	352,642

		1,004,081

Semiconductors and Semiconductor Equipment — 3.1%
6,202	Advanced Micro Devices, Inc.*	107,543
6,790	Altera Corp.*	134,578
6,027	Analog Devices, Inc.	224,867
29,509	Applied Materials, Inc.	477,456
4,503	Applied Micro Circuits Corp.*	11,528
5,096	Broadcom Corp.*	180,959
8,971	Freescale Semiconductor, Inc.*	190,006
112,153	Intel Corp.	2,922,707
3,328	KLA-Tencor Corp.	145,433
5,347	Linear Technology Corp.	196,181
5,561	LSI Logic Corp.*	47,213
5,529	Maxim Integrated Products, Inc.	211,263
10,828	Micron Technology, Inc.*	110,554
6,658	National Semiconductor Corp.	146,676
2,370	Novellus Systems, Inc.*	58,563
2,587	NVIDIA Corp.*	69,125
3,328	PMC-Sierra, Inc.*	31,050
3,377	Teradyne, Inc.*	40,423

Shares		Value
31,480	Texas Instruments, Inc.	$883,643
5,730	Xilinx, Inc.	146,115

		6,335,883

Software — 3.9%
9,354	Adobe Systems, Inc.	267,711
4,116	Autodesk, Inc.	141,467
3,606	BMC Software, Inc.*	64,728
2,616	Citrix Systems, Inc.*	56,663
9,555	Computer Assocs. Int’l., Inc.	262,571
5,622	Compuware Corp.*	40,422
4,900	Electronic Arts, Inc.*	277,389
3,165	Intuit, Inc.*	142,773
3,257	Mercury Interactive Corp.*	124,939
186,465	Microsoft Corp.	4,631,791
7,029	Novell, Inc.*	43,580
86,211	Oracle Corp.*	1,137,985
3,906	Parametric Technology Corp.*	24,920
9,147	Siebel Systems, Inc.	81,408
13,554	Symantec Corp.*	294,664
6,867	VERITAS Software Corp.*	167,555

		7,760,566

Specialty Retail — 2.3%
4,700	AutoNation, Inc.*	96,444
1,474	AutoZone, Inc.*	136,286
5,064	Bed, Bath & Beyond, Inc.*	211,574
5,827	Best Buy Co., Inc.	399,441
3,140	Circuit City Stores, Inc.	54,291
40,030	Home Depot, Inc.	1,557,167
9,195	Limited Brands	196,957
13,284	Lowe’s Cos., Inc.	773,394
4,624	Office Depot, Inc.*	105,612
2,141	OfficeMax, Inc.	63,738
2,565	RadioShack Corp.	59,431
2,251	Sherwin-Williams Co.	106,000
11,790	Staples, Inc.	251,363
14,914	The Gap, Inc.	294,551
2,179	Tiffany & Co.	71,384
8,072	TJX Cos., Inc.	196,553
3,176	Toys R Us, Inc.*	84,100

		4,658,286

Textiles, Apparel and Luxury Goods — 0.4%
6,400	Coach, Inc.*	214,848
1,927	Jones Apparel Group, Inc.	59,814
1,595	Liz Claiborne, Inc.	63,417
4,408	NIKE, Inc.	381,733
893	Reebok Int’l. Ltd.	37,354
1,636	V.F. Corp.	93,612

		850,778

Thrifts and Mortgage Finance — 1.7%
10,510	Countrywide Financial Corp.	405,791
11,687	Federal Home Loan Mortgage Corp.	762,343
17,913	Federal National Mortgage Assn.	1,046,119
5,106	Golden West Financial Corp.	328,724
1,536	MGIC Investment Corp.	100,178
9,300	Sovereign Bancorp, Inc.	207,762
15,091	Washington Mutual, Inc.	614,053

		3,464,970

Tobacco — 1.4%
37,795	Altria Group, Inc.	2,443,825
2,339	Reynolds American, Inc.	184,313
2,531	UST, Inc.	115,565

		2,743,703

See notes to financial statements.

7

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Trading Companies and Distributors — 0.1%
2,192	W.W. Grainger, Inc.	$120,100

Wireless Telecommunication Services — 0.4%
22,135	Nextel Comm., Inc.*	715,182

	Total Common Stocks (Cost $176,240,695)	196,787,875

U.S. Government Securities — 0.2%
Principal Amount		Value
	U.S. Treasury Bills
$50,000	2.82% due 8/18/2005 (1)	$49,812
250,000	2.865% due 8/25/2005 (1)	248,906

	Total U.S. Government Securities (Cost $298,718)	298,718

Repurchase Agreement — 1.9%
$3,868,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $3,868,344 at 3.20%, due 7/1/2005 (2) (Cost $3,868,000)	$3,868,000

Total Investments — 99.9% (Cost $180,407,413)		200,954,593
Cash, Receivables and Other Assets Less Liabilities — 0.1%		184,763

Net Assets — 100%		$201,139,356

*	Non-income producing security.
(1)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is collateralized by $3,930,000 in U.S. Government Agency 5.40%, due 6/15/15, with a value of $3,949,650.

Purchased Futures Contracts
Contracts	Description	Expiration	Unrealized Depreciation
12	S&P 500 Index	9/2005	$ (31,896)

See notes to financial statements.

8

■	The Guardian VC 500 Index Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $180,407,413)	$200,954,593
Cash	42,718
Dividends receivable	239,109
Receivable for fund shares sold	130,340
Interest receivable	344
Other assets	9,970

Total Assets	201,377,074

LIABILITIES
Payable for fund shares redeemed	125,604
Accrued expenses	48,211
Payable for variation margin	22,200
Due to GIS	41,703

Total Liabilities	237,718

Net Assets	$201,139,356

COMPONENTS OF NET ASSETS
Capital stock, at par	$23,071
Additional paid-in capital	312,548,421
Undistributed net investment income	277,152
Accumulated net realized loss on investments	(132,224,572)
Net unrealized appreciation on investments	20,515,284

Net Assets	$201,139,356

Shares Outstanding — $0.001 Par Value	23,070,779

Net Asset Value Per Share	$8.72

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,770,958
Interest	52,938

Total Income	1,823,896

Expenses:
Investment advisory fees — Note B	246,608
Custodian fees	59,265
Audit fees	11,740
Printing expense	11,054
Directors’ fees — Note B	9,779
Loan commitment fees — Note F	1,875
Other	16,780

Total Expenses before reimbursement	357,101
Less: Expenses assumed by investment adviser — Note B	(80,900)

Net Expenses	276,201

Net Investment Income	1,547,695

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	244,269
Net realized gain on futures contracts	1,707
Net change in unrealized appreciation of investments	(3,429,525)
Net change in unrealized appreciation of futures contracts	(117,917)

Net Realized and Unrealized Loss on Investments	(3,301,466)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,753,771)

See notes to financial statements.

9

■	The Guardian VC 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$1,547,695	$3,209,237
Net realized gain on investments	245,976	645,522
Net change in unrealized appreciation of investments and futures contracts	(3,547,442)	15,113,384

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,753,771)	18,968,143

Dividends to Shareholders from:
Net investment income	(1,368,569)	(3,093,475)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	1,443,669	16,118,416

Net Increase/(Decrease) in Net Assets	(1,678,671)	31,993,084

NET ASSETS:

Beginning of period	202,818,027	170,824,943

End of period*	$201,139,356	$202,818,027

* Includes undistributed net investment income of:	$277,152	$98,026

See notes to financial statements.

10

■	The Guardian VC 500 Index Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001		2000
Net asset value, beginning of period	$8.86		$8.14	$6.44	$8.47	$9.72		$10.75

Income from investment operations:
Net investment income	0.07		0.14	0.11	0.14	0.09		0.09
Net realized and unrealized gain/(loss) on investments	(0.15)		0.72	1.70	(2.03)	(1.25)		(1.01)

Net increase/(decrease) from investment operations	(0.08)		0.86	1.81	(1.89)	(1.16)		(0.92)

Dividends and Distributions to Shareholders from:
Net investment income	(0.06)		(0.14)	(0.11)	(0.14)	(0.09)		(0.09)
Net realized gain on investments	—		—	—	—	(0.00	)(a)	(0.02)

Total dividends and distributions	(0.06)		(0.14)	(0.11)	(0.14)	(0.09)		(0.11)

Net asset value, end of period	$8.72		$8.86	$8.14	$6.44	$8.47		$9.72

Total return*	(0.91	)%(b)	10.59%	28.25%	(22.42)%	(11.92)%		(8.66)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$201,139		$202,818	$170,825	$127,984	$366,544		$294,600
Ratio of expenses to average net assets	0.28	%(c)	0.28%	0.28%	0.28%	0.28%		0.28%
Ratio of expenses, excluding waivers, to average net assets	0.36	%(c)	0.36%	0.40%	0.34%	0.33%		0.34%
Ratio of net investment income to average net assets	1.57	%(c)	1.75%	1.51%	1.29%	1.14%		0.93%
Portfolio turnover rate	1%		1%	12%	17%	1%		1%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

11

■	The Guardian VC 500 Index Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC 500 Index Fund (the Fund or GVC500F) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVC500F are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVC500F are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVC500F is permitted to buy international securities that are not U.S. dollar denominated. GVC500F’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between

12

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

the date on which GVC500F earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVC500F may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVC500F. When forward contracts are closed, GVC500F will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVC500F will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVC500F may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVC500F is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVC500F each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVC500F. The daily changes in the variation margin are recognized as unrealized gains or losses by GVC500F. GVC500F may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVC500F may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVC500F. Net realized short-term and long-term capital gains for GVC500F will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVC500F at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GVC500F has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

13

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .25% of the average daily net assets of the Fund. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds .28% of the average daily net assets of GVC500F. GIS subsidized .08% of the ordinary operating expenses of GVC500F or $80,900 for the six months ended June 30, 2005.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits, as well as the continuing fee subsidy of the Fund. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $6,019,805 and $1,739,853, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2005 aggregated $41,347,273 and $20,800,093, respectively, resulting in net unrealized appreciation of $20,547,180.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVC500F will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVC500F maintains the right to sell the collateral and may claim any resulting loss against the seller.

14

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note E.	Transactions in Capital Stock

There are 200,000,000 shares of $0.001 par value capital stock authorized for GVC500F. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	1,188,423	3,689,980	$10,325,656	$30,818,819
Shares issued in reinvestment of dividends	155,343	302,239	1,368,569	2,624,877
Shares repurchased	(1,176,805)	(2,077,724)	(10,250,556)	(17,325,280)

Net increase	166,961	1,914,495	$1,443,669	$16,118,416

Note F.	Line of Credit

A $100,000,000 line of credit available to GVC500F and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

15

■	The Guardian VC 500 Index Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

16

■ The Guardian VC Asset Allocation Fund	Semiannual Report To Contractowners

Jonathan C. Jankus, CFA Co-Portfolio Manager

Stewart Johnson, Co-Portfolio Manager

Objective:

Long term total investment return consistent with moderate investment risk

Portfolio:

Generally purchases shares of The Guardian VC 500 Index, The Guardian Stock, The Guardian Bond and/or The Guardian Cash Funds. Also invests in individual securities and uses futures to manage allocations among the equity, debt and money market asset classes.

Inception Date:

September 15, 1999

Net Assets at June 30, 2005:

$44,987,678

Portfolio Composition by Asset Class  (As of 6/30/05 and 12/31/04)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 9/15/1999
The Guardian VC Asset Allocation Fund	–0.59%	6.34%	8.13%	0.12%	NA	2.33%
Custom Index: 60% S&P 500 Index and 40% Lehman Aggregate Bond Index	0.55%	6.62%	7.57%	1.80%	NA	3.04%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The composite benchmark total return data is comprised of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index to reflect a 60/40 neutral weighting of the Fund. The S&P 500 Index is generally considered to be representative of U.S. stock market activity. The Lehman Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN VC ASSET ALLOCATION FUND	1

■ The Guardian VC Asset Allocation Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$994.10	$1.78	0.36%
Hypothetical (5% return before expenses)	$1,000	$1,023.01	$1.81	0.36%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Mutual Fund — 66.0%
Shares		Value

Equity — 66.0%
3,403,812	The Guardian VC 500 Index Fund*† (Cost $30,833,872)	$29,681,243

U.S. Government Security — 3.8%
Principal Amount		Value
$1,700,000	U.S. Treasury Bill 2.823%, due 7/21/2005 (1) (Cost $1,697,334)	$1,697,334

Repurchase Agreements — 30.4%
$7,000,000	Lehman Brothers repurchase agreement, dated 6/30/2005, maturity value $7,000,603 at 3.10%, due 7/1/2005 (2)	$7,000,000
6,686,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $6,686,594 at 3.20%, due 7/1/2005 (3)	6,686,000

	Total Repurchase Agreements (Cost $13,686,000)	13,686,000

Total Investments — 100.2% (Cost $46,217,206)		45,064,577
Liabilities in Excess of Cash, Receivables and Other Assets — (0.2)%		(76,899)

Net Assets — 100%		$44,987,678

*	The Guardian VC 500 Index Fund financials are included herein.
†	Affiliated issuer, as defined in the 1940 Act, which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(1)	The U.S. Treasury Bills are segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is collateralized by $7,165,000 in U.S. Government Agency 3.87%, due 6/30/05, with a value of $7,035,000.
(3)	The repurchase agreement is collateralized by $6,730,000 in U.S. Government Agency 4.30%, due 6/30/05, with a value of $6,822,538.

Purchased Futures Contracts
Contracts	Description	Expiration	Unrealized Depreciation
36	S&P 500 Index	9/2005	$(95,689)

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	3

■	The Guardian VC Asset Allocation Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Unaffiliated issuers, at identified cost*	$15,383,334
Affiliated issuer, at identified cost	30,833,872

Total Cost	46,217,206

Unaffiliated issuers, at market	$1,697,334
Affiliated issuer, at market	29,681,243
Repurchase agreements	13,686,000

Total Investments	45,064,577
Cash	165
Receivable for fund shares sold	9,015
Interest receivable	1,197
Other assets	2,886

Total Assets	45,077,840

LIABILITIES
Payable for variation margin	66,600
Accrued expenses	15,380
Payable for fund shares redeemed	1,749
Due to GIS	6,433

Total Liabilities	90,162

Net Assets	$44,987,678

COMPONENTS OF NET ASSETS
Capital stock, at par	$4,978
Additional paid-in capital	49,435,931
Undistributed net investment income	226,842
Accumulated net realized loss on investments	(3,431,755)
Net unrealized depreciation of investments	(1,248,318)

Net Assets	$44,987,678

Shares Outstanding — $0.001 par value	4,978,311

Net Asset Value Per Share	$9.04

*	Includes repurchase agreements.

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (Received from affiliated issuer)	$201,504
Interest	290,855

Total Income	492,359

Expenses:
Investment advisory fees — Note B	129,837
Custodian fees	17,499
Audit fees	11,424
Directors’ fees — Note B	2,199
Other	7,213

Total Expenses before reimbursement	168,172
Less: Expenses assumed by investment adviser (1)	(75,133)

Net Expenses	93,039

Net Investment Income	399,320

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on futures contracts	127,648
Net realized gains on sales of affiliated underlying funds	205,314
Net change in unrealized appreciation of investments	(649,267)
Net change in unrealized appreciation of futures contracts	(641,699)

Net Realized and Unrealized Loss on Investments	(958,004)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(558,684)

(1)	The Fund does not impose any additional advisory fees for the portion of the fund's assets invested in other Guardian Funds.

See notes to financial statements.

4	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$399,320	$790,876
Net realized gain on investments	332,962	1,988,669
Net change in unrealized appreciation/(depreciation) of investments and futures contracts	(1,290,966)	2,438,336

Net Increase/(Decrease) in Net Assets Resulting from Operations	(558,684)	5,217,881

Dividends to Shareholders from:
Net investment income	(329,786)	(639,481)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note G	(10,051,269)	2,368,946

Net Increase/(Decrease) in Net Assets	(10,939,739)	6,947,346

NET ASSETS:

Beginning of period	55,927,417	48,980,071

End of period*	$44,987,678	$55,927,417

* Includes undistributed net investment income of:	$226,842	$157,308

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	5

■	The Guardian VC Asset Allocation Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004		2003		2002		2001		2000
Net asset value, beginning of period	$9.16		$8.40		$6.78		$8.62		$9.83		$10.68

Income from investment operations:
Net investment income	0.09		0.13		0.10		0.14		0.24		0.37
Net realized and unrealized gain/(loss) on investments	(0.14)		0.74		1.76		(1.83)		(1.12)		(0.05)

Net increase/(decrease) from investment operations	(0.05)		0.87		1.86		(1.69)		(0.88)		0.32

Dividends and Distributions to Shareholders from:
Net investment income	(0.07)		(0.11)		(0.24)		(0.15)		(0.10)		(0.36)
Net realized gain on investments	—		—		—		—		(0.23)		(0.81)

Total dividends and distributions	(0.07)		(0.11)		(0.24)		(0.15)		(0.33)		(1.17)

Net asset value, end of period	$9.04		$9.16		$8.40		$6.78		$8.62		$9.83

Total return*	(0.59	)%(a)	10.31%		27.70%		(19.88)%		(9.03)%		3.00%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$44,988		$55,927		$48,980		$34,572		$44,768		$38,627
Ratio of expenses to average net assets	0.36	%(b)(c)	0.31	%(c)	0.29	%(c)	0.31	%(c)	0.39	%(c)	0.48	%(c)
Gross expense ratio	0.53	%(b)(d)	0.53	%(d)	0.54	%(d)	0.56	%(d)	0.56	%(d)	0.73	%(d)
Ratio of net investment income to average net assets	1.54	%(b)	1.52%		1.51%		1.89%		2.87%		3.83%
Portfolio turnover rate	1%		0%		0%		0%		29%		12%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.
(c)	Amounts do not include expenses of the underlying funds.
(d)	Amounts include expenses of the underlying funds.

See notes to financial statements.

6	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC Asset Allocation Fund (the Fund or GVCAAF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVCAAF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Investments in the underlying funds are valued at the closing net asset value of each underlying fund on the day of valuation.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVCAAF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Forward Foreign Currency Contracts

GVCAAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCAAF. When forward contracts are closed, GVCAAF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related

THE GUARDIAN VC ASSET ALLOCATION FUND	7

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

transactions. GVCAAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVCAAF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCAAF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCAAF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCAAF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCAAF. GVCAAF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVCAAF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVCAAF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. GVCAAF’s portfolio holdings correspond to the custodian bank’s records and reflect accounting treatment for the futures contracts in the portfolio.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVCAAF. Net realized short-term and long-term capital gains for GVCAAF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCAAF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GVCAAF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund. There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of

8	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $201,504 and $5,723,798, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2005 aggregated $0 and $1,152,629, respectively, resulting in net unrealized depreciation of $1,152,629.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCAAF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCAAF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVCAAF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCAAF enters into a reverse repurchase agreement, GVCAAF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVCAAF may enter into dollar rolls (principally using TBA’s) in which GVCAAF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

THE GUARDIAN VC ASSET ALLOCATION FUND	9

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCAAF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	248,885	781,840	$2,244,131	$6,691,370
Shares issued in reinvestment of dividends	36,161	69,738	329,786	639,481
Shares repurchased	(1,409,125)	(577,089)	(12,625,186)	(4,961,905)

Net increase/(decrease)	(1,124,079)	274,489	$(10,051,269)	$2,368,946

Note H.	Line of Credit

A $100,000,000 line of credit available to GVCAAF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note I.	Investments in Affiliates[1]

A summary of GVCAAF transactions in affiliated securities for the six months ended June 30, 2005 is set forth below:

Name of Issuer	Balance of Shares Held December 31, 2004	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held June 30, 2005	Value June 30, 2005	Dividends Included in Dividend Income	Net Realized Gains from Underlying Funds	Net Realized Gain/(Loss) on Sales

Non-Controlled Affiliates

The Guardian VC 500 Index Fund	3,380,940	22,872	—	3,403,812	$29,681,243	$201,504	$—	$—
The Guardian Bond Fund, Inc.	470,055	—	470,055	—	—	—	—	(205,314)

[1]	Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

10	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

The Guardian VC Asset Allocation Fund currently invests in The Guardian VC 500 Index Fund; therefore, the financial statements for that Fund accompany the financial statements for the The Guardian VC Asset Allocation Fund on the following pages.

THE GUARDIAN VC ASSET ALLOCATION FUND	11

■	The Guardian VC 500 Index Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 97.8%
Shares		Value
Aerospace and Defense — 2.2%
15,041	Boeing Co.	$992,706
3,298	General Dynamics Corp.	361,263
2,074	Goodrich Corp.	84,951
15,604	Honeywell Int’l., Inc.	571,575
1,900	L-3 Comm. Hldgs., Inc.	145,502
7,403	Lockheed Martin Corp.	480,233
7,130	Northrop Grumman Corp.	393,932
6,852	Raytheon Co.	268,050
2,736	Rockwell Collins, Inc.	130,452
18,400	United Technologies Corp.	944,840

		4,373,504

Air Freight and Logistics — 0.9%
5,194	FedEx Corp.	420,766
930	Ryder Systems, Inc.	34,038
19,459	United Parcel Svc., Inc.	1,345,784

		1,800,588

Airlines — 0.1%
1,843	Delta Airlines, Inc.*	6,930
18,199	Southwest Airlines Co.	253,512

		260,442

Auto Components — 0.2%
1,100	Cooper Tire & Rubber Co.	20,427
2,222	Dana Corp.	33,352
17,067	Delphi Corp.	79,361
2,622	Goodyear Tire & Rubber Co.*	39,068
3,088	Johnson Controls, Inc.	173,947
1,955	Visteon Corp.	11,789

		357,944

Automobiles — 0.5%
31,144	Ford Motor Co.	318,914
11,434	General Motors Corp.	388,756
5,221	Harley-Davidson, Inc.	258,962

		966,632

Beverages — 2.2%
13,362	Anheuser-Busch Cos., Inc.	611,312
2,046	Brown-Forman Corp.	123,701
42,764	Coca-Cola Co.	1,785,397
8,124	Coca-Cola Enterprises, Inc.	178,809
541	Molson Coors Brewing Co.	33,542
30,171	PepsiCo., Inc.	1,627,122
4,264	The Pepsi Bottling Group, Inc.	121,993

		4,481,876

Biotechnology — 1.2%
22,617	Amgen, Inc.*	1,367,424
3,176	Applera Corp.-Applied Biosystems Group	62,472
6,154	Biogen Idec, Inc.*	212,005
3,269	Chiron Corp.*	114,055
5,005	Genzyme Corp.*	300,750
7,400	Gilead Sciences, Inc.*	325,526
3,941	MedImmune, Inc.*	105,304

		2,487,536

Building Products — 0.2%
3,957	American Standard Cos., Inc.	165,878
7,420	Masco Corp.	235,659

		401,537

Shares		Value
Capital Markets — 2.7%
13,570	Bank of New York, Inc.	$390,545
1,876	Bear Stearns Cos., Inc.	194,991
22,577	Charles Schwab Corp.	254,669
6,100	E*TRADE Financial Corp.*	85,339
1,739	Federated Investors, Inc.	52,187
4,487	Franklin Resources, Inc.	345,409
8,002	Goldman Sachs Group, Inc.	816,364
6,726	Janus Capital Group, Inc.	101,159
4,624	Lehman Brothers Hldgs., Inc.	459,071
7,285	Mellon Financial Corp.	209,007
17,464	Merrill Lynch & Co., Inc.	960,695
19,283	Morgan Stanley	1,011,779
3,863	Northern Trust Corp.	176,114
6,370	State Street Corp.	307,352
2,158	T. Rowe Price Group, Inc.	135,091

		5,499,772

Chemicals — 1.6%
3,869	Air Products & Chemicals, Inc.	233,301
16,542	Dow Chemical Co.	736,615
18,905	E.I. Du Pont de Nemours & Co.	813,104
1,156	Eastman Chemical Co.	63,753
4,704	Ecolab, Inc.	152,222
1,924	Engelhard Corp.	54,930
751	Great Lakes Chemical Corp.	23,634
1,633	Hercules, Inc.*	23,107
1,417	Int’l. Flavors & Fragrances, Inc.	51,324
4,507	Monsanto Co.	283,355
2,995	PPG Inds., Inc.	187,966
5,483	Praxair, Inc.	255,508
3,888	Rohm & Haas Co.	180,170
1,351	Sigma-Aldrich	75,710

		3,134,699

Commercial Banks — 5.8%
8,364	AmSouth Bancorporation	217,464
73,166	Bank of America Corp.	3,337,101
9,234	BB&T Corp.	369,083
3,064	Comerica, Inc.	177,099
2,100	Compass Bancshares, Inc.	94,500
10,354	Fifth Third Bancorp	426,688
1,892	First Horizon Nat’l. Corp.	79,843
7,298	Huntington Bancshares, Inc.	176,174
7,242	KeyCorp	240,072
2,000	M & T Bank Corp.	210,320
3,796	Marshall & Ilsley Corp.	168,732
11,847	National City Corp.	404,220
7,566	North Fork Bancorporation, Inc.	212,529
4,705	PNC Financial Svcs. Group	256,234
7,258	Regions Financial Corp.	245,901
6,623	SunTrust Banks, Inc.	478,446
5,299	Synovus Financial Corp.	151,922
34,097	U.S. Bancorp	995,633
29,247	Wachovia Corp.	1,450,651
29,355	Wells Fargo & Co.	1,807,681
1,372	Zions Bancorporation	100,883

		11,601,176

Commercial Services and Supplies — 0.8%
4,913	Allied Waste Inds., Inc.*	38,960
2,079	Avery Dennison Corp.	110,104
18,985	Cendant Corp.	424,694
3,041	Cintas Corp.	117,383
2,150	Equifax, Inc.	76,777

See notes to financial statements.

12	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
1,670	Monster Worldwide, Inc.*	$47,896
4,365	Pitney Bowes, Inc.	190,096
4,695	R.R. Donnelley & Sons Co.	162,024
2,619	Robert Half Int’l., Inc.	65,396
11,422	Waste Management, Inc.	323,699

		1,557,029

Communications Equipment — 2.5%
1,701	ADC Telecomm., Inc.*	37,031
3,629	Andrew Corp.*	46,306
6,957	Avaya, Inc.*	57,882
15,078	CIENA Corp.*	31,513
120,263	Cisco Systems, Inc.*	2,298,226
2,797	Comverse Technology, Inc.*	66,149
27,263	Corning, Inc.*	453,111
27,463	JDS Uniphase Corp.*	41,744
72,571	Lucent Technologies, Inc.*	211,182
42,305	Motorola, Inc.	772,489
28,668	QUALCOMM, Inc.	946,331
2,342	Scientific Atlanta, Inc.	77,918
6,153	Tellabs, Inc.*	53,531

		5,093,413

Computers and Peripherals — 3.5%
14,433	Apple Computer, Inc.*	531,279
43,643	Dell, Inc.*	1,724,335
45,971	EMC Corp.*	630,263
4,846	Gateway, Inc.*	15,992
53,201	Hewlett Packard Co.	1,250,756
29,422	Int’l. Business Machines	2,183,112
2,204	Lexmark Int’l. Group, Inc.*	142,885
2,932	NCR Corp.*	102,972
6,233	Network Appliance, Inc.*	176,207
1,397	QLogic Corp.*	43,125
55,932	Sun Microsystems, Inc.*	208,626

		7,009,552

Construction and Engineering — 0.1%
2,106	Fluor Corp.	121,285

Construction Materials — 0.0%
1,518	Vulcan Materials Co.	98,655

Consumer Finance — 1.3%
22,837	American Express Co.	1,215,613
4,124	Capital One Financial Corp.	329,961
21,786	MBNA Corp.	569,922
4,322	Providian Financial Corp.*	76,197
7,586	SLM Corp.	385,369

		2,577,062

Containers and Packaging — 0.2%
1,698	Ball Corp.	61,060
2,984	Bemis Co., Inc.	79,195
2,370	Pactiv Corp.*	51,145
2,355	Sealed Air Corp.*	117,255
1,604	Temple-Inland, Inc.	59,589

		368,244

Distributors — 0.0%
2,613	Genuine Parts Co.	107,368

Diversified Consumer Services — 0.2%
2,958	Apollo Group, Inc.*	231,375
3,159	H & R Block, Inc.	184,327

		415,702

Diversified Financial Services — 3.5%
4,000	CIT Group, Inc.	171,880

Shares		Value
93,638	Citigroup, Inc.	$4,328,885
62,708	J.P. Morgan Chase & Co.	2,214,847
4,648	Moody’s Corp.	208,974
5,188	Principal Financial Group, Inc.	217,377

		7,141,963

Diversified Telecommunication Services — 2.7%
6,702	ALLTEL Corp.	417,400
12,695	AT & T Corp.	241,713
32,063	BellSouth Corp.	851,914
2,122	CenturyTel, Inc.	73,485
4,221	Citizens Comm. Co.	56,730
32,677	Qwest Comm. Int’l., Inc.*	121,232
57,053	SBC Comm., Inc.	1,355,009
26,761	Sprint Corp.	671,433
48,736	Verizon Comm.	1,683,829

		5,472,745

Electric Utilities — 2.0%
1,880	Allegheny Energy, Inc.*	47,414
2,715	Ameren Corp.	150,139
6,474	American Electric Power, Inc.	238,696
4,548	CenterPoint Energy, Inc.	60,079
3,156	CiNergy Corp.	141,452
3,764	Consolidated Edison, Inc.	176,306
4,105	DTE Energy Co.	191,991
6,073	Edison Int’l.	246,260
3,852	Entergy Corp.	291,019
14,956	Exelon Corp.	767,691
5,251	FirstEnergy Corp.	252,626
6,212	FPL Group, Inc.	261,277
6,780	PG&E Corp.	254,521
1,550	Pinnacle West Capital Corp.	68,897
2,808	PPL Corp.	166,739
4,078	Progress Energy, Inc.	184,489
13,384	Southern Co.	464,023
2,588	TECO Energy, Inc.	48,939
5,953	Xcel Energy, Inc.	116,203

		4,128,761

Electrical Equipment — 0.4%
2,932	American Power Conversion Corp.	69,166
1,394	Cooper Inds. Ltd.	89,076
7,195	Emerson Electric Co.	450,623
3,531	Rockwell Automation, Inc.	171,995

		780,860

Electronic Equipment and Instruments — 0.3%
9,869	Agilent Technologies, Inc.*	227,184
2,956	Jabil Circuit, Inc.*	90,838
2,894	Molex, Inc.	75,360
9,102	Sanmina-SCI Corp.*	49,788
12,321	Solectron Corp.*	46,697
3,432	Symbol Technologies, Inc.	33,874
1,335	Tektronix, Inc.	31,065

		554,806

Energy Equipment and Services — 1.2%
2,344	B.J. Svcs. Co.	123,013
5,815	Baker Hughes, Inc.	297,495
9,595	Halliburton Co.	458,833
3,160	Nabors Inds., Inc.*	191,559
3,000	National-Oilwell Varco, Inc.*	142,620
2,007	Noble Corp.	123,451
2,114	Rowan Cos., Inc.	62,807
9,779	Schlumberger Ltd.	742,617
6,670	Transocean, Inc.*	359,980

		2,502,375

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	13

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
Food and Staples Retailing — 2.9%
6,087	Albertson ’s, Inc.	$125,879
7,957	Costco Wholesale Corp.	356,633
13,292	CVS Corp.	386,399
16,796	Kroger Co.*	319,628
7,770	Safeway, Inc.	175,524
2,000	Supervalu, Inc.	65,220
10,594	Sysco Corp.	383,397
66,782	Wal-Mart Stores, Inc.	3,218,892
18,480	Walgreen Co.	849,895

		5,881,467

Food Products — 1.2%
11,388	Archer-Daniels-Midland Co.	243,475
7,064	Campbell Soup Co.	217,359
8,985	ConAgra Foods, Inc.	208,093
6,325	General Mills, Inc.	295,947
5,712	H.J. Heinz Co.	202,319
5,575	Hershey Foods Corp.	346,208
6,792	Kellogg Co.	301,836
2,128	McCormick & Co., Inc.	69,543
12,896	Sara Lee Corp.	255,470
4,322	W.M. Wrigley Jr. Co.	297,526

		2,437,776

Gas Utilities — 0.1%
2,794	KeySpan Corp.	113,716
938	NICOR, Inc.	38,618
4,793	NiSource, Inc.	118,531
605	Peoples Energy Corp.	26,293

		297,158

Health Care Equipment and Supplies — 2.1%
806	Bausch & Lomb, Inc.	66,898
10,086	Baxter Int’l., Inc.	374,191
4,439	Becton Dickinson & Co., Inc.	232,914
3,938	Biomet, Inc.	136,412
15,375	Boston Scientific Corp.*	415,125
1,891	C.R. Bard, Inc.	125,770
1,900	Fisher Scientific Int’l., Inc.*	123,310
6,515	Guidant Corp.	438,459
2,597	Hospira, Inc.*	101,283
20,640	Medtronic, Inc.	1,068,946
723	Millipore Corp.*	41,016
1,870	PerkinElmer, Inc.	35,343
6,290	St. Jude Medical, Inc.*	274,307
8,212	Stryker Corp.	390,563
2,490	Thermo Electron Corp.*	66,906
1,962	Waters Corp.*	72,928
4,170	Zimmer Hldgs., Inc.*	317,629

		4,282,000

Health Care Providers and Services — 2.8%
5,246	Aetna, Inc.	434,474
2,113	AmerisourceBergen Corp.	146,114
7,468	Cardinal Health, Inc.	430,007
7,500	Caremark Rx, Inc.*	333,900
3,196	Cigna Corp.	342,068
2,438	Express Scripts, Inc.*	121,851
8,330	HCA, Inc.	472,061
4,134	Health Management Assoc., Inc.	108,228
2,535	Humana, Inc.*	100,741
4,244	IMS Health, Inc.	105,124
2,400	Laboratory Corp. of America Hldgs.*	119,760
1,471	Manor Care, Inc.	58,443
5,159	McKesson Corp.	231,072

Shares		Value
5,134	Medco Health Solutions, Inc.*	$273,950
3,696	Quest Diagnostics, Inc.	196,886
7,310	Tenet Healthcare Corp.*	89,474
23,300	UnitedHealth Group	1,214,862
11,306	WellPoint, Inc.*	787,350

		5,566,365

Hotels, Restaurants and Leisure — 1.4%
10,827	Carnival Corp.	590,613
2,562	Darden Restaurants, Inc.	84,495
1,671	Harrah’s Entertainment, Inc.	120,429
5,624	Hilton Hotels Corp.	134,132
5,884	Int’l. Game Technology	165,635
3,616	Marriott Int’l., Inc.	246,683
21,961	McDonald’s Corp.	609,418
6,582	Starbucks Corp.*	340,026
4,298	Starwood Hotels & Resorts Worldwide, Inc.	251,734
1,730	Wendy’s Int’l., Inc.	82,434
5,173	Yum! Brands, Inc.	269,410

		2,895,009

Household Durables — 0.6%
1,205	Black & Decker Corp.	108,269
2,442	Centex Corp.	172,576
2,245	Fortune Brands, Inc.	199,356
1,490	KB Home	113,583
2,928	Leggett & Platt, Inc.	77,826
1,166	Maytag Corp.	18,260
5,096	Newell Rubbermaid, Inc.	121,489
2,430	Pulte Homes, Inc.	204,727
873	Snap-On, Inc.	29,944
1,281	Stanley Works	58,337
1,020	Whirlpool Corp.	71,512

		1,175,879

Household Products — 1.8%
3,445	Clorox Co.	191,955
9,118	Colgate-Palmolive Co.	455,079
8,429	Kimberly-Clark Corp.	527,571
44,790	Procter & Gamble Co.	2,362,673

		3,537,278

Independent Power Producers and Energy Traders — 0.7%
13,081	AES Corp.*	214,267
5,634	Calpine Corp.*	19,155
3,844	Constellation Energy Group, Inc.	221,760
16,879	Duke Energy Corp.	501,813
5,523	Dynegy, Inc.*	26,842
4,380	TXU Corp.	363,934

		1,347,771

Industrial Conglomerates — 4.4%
13,794	3M Co.	997,306
191,151	General Electric Co.	6,623,382
2,366	Textron, Inc.	179,461
34,978	Tyco Int’l. Ltd.	1,021,358

		8,821,507

Information Technology Services — 1.1%
2,300	Affiliated Computer Svcs., Inc.*	117,530
9,913	Automatic Data Processing, Inc.	416,049
3,266	Computer Sciences Corp.*	142,724
2,590	Convergys Corp.*	36,830
8,214	Electronic Data Systems Corp.	158,120
15,929	First Data Corp.	639,390
3,775	Fiserv, Inc.*	162,136

See notes to financial statements.

14	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
7,597	Paychex, Inc.	$247,206
2,167	Sabre Hldgs. Corp.	43,232
5,126	SunGard Data Systems, Inc.*	180,281
4,833	Unisys Corp.*	30,593

		2,174,091

Insurance — 4.2%
4,624	ACE Ltd.	207,386
8,897	AFLAC, Inc.	385,062
11,699	Allstate Corp.	699,015
2,084	Ambac Financial Group, Inc.	145,380
46,003	American Int’l. Group, Inc.	2,672,774
5,608	Aon Corp.	140,424
3,268	Chubb Corp.	279,774
4,875	Cincinnati Financial Corp.	192,855
5,690	Hartford Financial Svcs. Group, Inc.	425,498
2,210	Jefferson-Pilot Corp.	111,428
2,755	Lincoln Nat’l. Corp.	129,265
3,221	Loews Corp.	249,628
9,751	Marsh & McLennan Cos., Inc.	270,103
2,700	MBIA, Inc.	160,137
12,872	MetLife, Inc.	578,468
3,556	Progressive Corp.	351,368
9,477	Prudential Financial, Inc.	622,260
2,047	SAFECO Corp.	111,234
11,198	St. Paul Travelers Cos., Inc.	442,657
1,782	Torchmark Corp.	93,020
4,910	UnumProvident Corp.	89,951
2,356	XL Capital Ltd.	175,334

		8,533,021

Internet and Catalog Retail — 0.4%
21,734	eBay, Inc.*	717,439

Internet Software and Services — 0.4%
24,076	Yahoo! Inc.*	834,233

Leisure Equipment and Products — 0.2%
1,348	Brunswick Corp.	58,395
4,363	Eastman Kodak Co.	117,147
2,589	Hasbro, Inc.	53,825
6,533	Mattel, Inc.	119,554

		348,921

Machinery — 1.4%
6,347	Caterpillar, Inc.	604,933
618	Cummins, Inc.	46,109
5,066	Danaher Corp.	265,154
3,966	Deere & Co.	259,733
7,032	Dover Corp.	255,824
2,646	Eaton Corp.	158,495
5,704	Illinois Tool Works, Inc.	454,495
2,897	Ingersoll-Rand Co.	206,701
1,371	ITT Inds., Inc.	133,851
1,251	Navistar Int’l. Corp.*	40,032
3,049	PACCAR, Inc.	207,332
2,232	Pall Corp.	67,764
1,765	Parker-Hannifin Corp.	109,448

		2,809,871

Media — 3.5%
9,954	Clear Channel Comm., Inc.	307,877
39,788	Comcast Corp. — Class A*	1,221,492
1,257	Dow Jones & Co., Inc.	44,561
5,313	Gannett Co., Inc.	377,914
7,803	Interpublic Group Cos., Inc.*	95,041
1,544	Knight-Ridder, Inc.	94,709

Shares		Value
6,524	McGraw-Hill Cos., Inc.	$288,687
742	Meredith Corp.	36,403
3,273	New York Times Co.	101,954
44,800	News Corp.	724,864
3,111	Omnicom Group, Inc.	248,444
80,524	Time Warner, Inc.*	1,345,556
6,418	Tribune Co.	225,785
5,466	Univision Comm., Inc.*	150,588
31,475	Viacom, Inc.	1,007,829
34,616	Walt Disney Co.	871,631

		7,143,335

Metals and Mining — 0.6%
16,825	Alcoa, Inc.	439,637
1,206	Allegheny Technologies, Inc.	26,604
3,191	Freeport-McMoran Copper & Gold, Inc.	119,471
8,404	Newmont Mining Corp.	328,008
2,961	Nucor Corp.	135,081
1,548	Phelps Dodge Corp.	143,190
1,988	United States Steel Corp.	68,328

		1,260,319

Multiline Retail — 1.3%
1,734	Big Lots, Inc.*	22,958
1,262	Dillards, Inc.	29,556
6,584	Dollar General Corp.	134,050
2,592	Family Dollar Stores, Inc.	67,651
3,013	Federated Department Stores, Inc.	220,793
5,398	J.C. Penney Co., Inc.	283,827
5,713	Kohl’s Corp.*	319,414
5,409	May Department Stores Co.	217,225
2,020	Nordstrom, Inc.	137,299
1,811	Sears Hldgs. Corp.*	271,415
15,146	Target Corp.	824,094

		2,528,282

Multi-Utilities — 0.4%
2,152	CMS Energy Corp.*	32,409
5,457	Dominion Resources, Inc.	400,489
3,884	Public Svc. Enterprise Group, Inc.	236,225
3,894	Sempra Energy	160,861

		829,984

Office Electronics — 0.1%
13,191	Xerox Corp.*	181,904

Oil, Gas and Consumable Fuels — 7.4%
1,807	Amerada Hess Corp.	192,463
4,593	Anadarko Petroleum Corp.	377,315
5,496	Apache Corp.	355,042
1,031	Ashland, Inc.	74,098
6,900	Burlington Resources, Inc.	381,156
37,624	ChevronTexaco Corp.	2,103,934
25,158	ConocoPhillips	1,446,333
8,698	Devon Energy Corp.	440,815
10,590	El Paso Corp.	121,997
4,845	EOG Resources, Inc.	275,196
114,302	Exxon Mobil Corp.	6,568,936
3,023	Kerr-McGee Corp.	230,685
2,245	Kinder Morgan, Inc.	186,784
6,505	Marathon Oil Corp.	347,172
6,729	Occidental Petroleum Corp.	517,662
1,916	Sunoco, Inc.	217,811
5,044	Unocal Corp.	328,112
4,600	Valero Energy Corp.	363,906
10,715	Williams Cos., Inc.	203,585
6,133	XTO Energy, Inc.	208,461

		14,941,463

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	15

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value
Paper and Forest Products — 0.4%
4,327	Georgia-Pacific Corp.	$137,599
8,205	Int’l. Paper Co.	247,873
1,564	Louisiana-Pacific Corp.	38,443
2,990	MeadWestvaco Corp.	83,840
3,710	Weyerhaeuser Co.	236,141

		743,896

Personal Products — 0.6%
1,303	Alberto-Culver Co.	56,459
7,896	Avon Products, Inc.	298,864
17,408	Gillette Co.	881,367

		1,236,690

Pharmaceuticals — 7.0%
28,789	Abbott Laboratories	1,410,949
2,263	Allergan, Inc.	192,898
33,837	Bristol-Myers Squibb Corp.	845,248
20,739	Eli Lilly & Co.	1,155,370
7,079	Forest Laboratories, Inc.*	275,019
53,354	Johnson & Johnson	3,468,010
3,645	King Pharmaceuticals, Inc.*	37,981
41,058	Merck & Co., Inc.	1,264,586
4,500	Mylan Laboratories, Inc.	86,580
132,703	Pfizer, Inc.	3,659,949
25,720	Schering-Plough Corp.	490,223
1,956	Watson Pharmaceuticals, Inc.*	57,819
23,669	Wyeth	1,053,271

		13,997,903

Real Estate — 0.7%
3,463	Apartment Investment & Management Co.	141,706
3,300	Archstone-Smith Trust	127,446
8,963	Equity Office Pptys. Trust	296,675
5,321	Equity Residential	195,919
3,362	Plum Creek Timber Co., Inc.	122,041
2,792	ProLogis	112,350
4,402	Simon Ppty. Group, Inc.	319,101

		1,315,238

Road and Rail — 0.5%
6,461	Burlington Northern Santa Fe	304,184
3,184	CSX Corp.	135,829
6,829	Norfolk Southern Corp.	211,426
5,442	Union Pacific Corp.	352,642

		1,004,081

Semiconductors and Semiconductor Equipment — 3.1%
6,202	Advanced Micro Devices, Inc.*	107,543
6,790	Altera Corp.*	134,578
6,027	Analog Devices, Inc.	224,867
29,509	Applied Materials, Inc.	477,456
4,503	Applied Micro Circuits Corp.*	11,528
5,096	Broadcom Corp.*	180,959
8,971	Freescale Semiconductor, Inc.*	190,006
112,153	Intel Corp.	2,922,707
3,328	KLA-Tencor Corp.	145,433
5,347	Linear Technology Corp.	196,181
5,561	LSI Logic Corp.*	47,213
5,529	Maxim Integrated Products, Inc.	211,263
10,828	Micron Technology, Inc.*	110,554
6,658	National Semiconductor Corp.	146,676
2,370	Novellus Systems, Inc.*	58,563
2,587	NVIDIA Corp.*	69,125
3,328	PMC-Sierra, Inc.*	31,050
3,377	Teradyne, Inc.*	40,423

Shares		Value
31,480	Texas Instruments, Inc.	$883,643
5,730	Xilinx, Inc.	146,115

		6,335,883

Software — 3.9%
9,354	Adobe Systems, Inc.	267,711
4,116	Autodesk, Inc.	141,467
3,606	BMC Software, Inc.*	64,728
2,616	Citrix Systems, Inc.*	56,663
9,555	Computer Assocs. Int’l., Inc.	262,571
5,622	Compuware Corp.*	40,422
4,900	Electronic Arts, Inc.*	277,389
3,165	Intuit, Inc.*	142,773
3,257	Mercury Interactive Corp.*	124,939
186,465	Microsoft Corp.	4,631,791
7,029	Novell, Inc.*	43,580
86,211	Oracle Corp.*	1,137,985
3,906	Parametric Technology Corp.*	24,920
9,147	Siebel Systems, Inc.	81,408
13,554	Symantec Corp.*	294,664
6,867	VERITAS Software Corp.*	167,555

		7,760,566

Specialty Retail — 2.3%
4,700	AutoNation, Inc.*	96,444
1,474	AutoZone, Inc.*	136,286
5,064	Bed, Bath & Beyond, Inc.*	211,574
5,827	Best Buy Co., Inc.	399,441
3,140	Circuit City Stores, Inc.	54,291
40,030	Home Depot, Inc.	1,557,167
9,195	Limited Brands	196,957
13,284	Lowe’s Cos., Inc.	773,394
4,624	Office Depot, Inc.*	105,612
2,141	OfficeMax, Inc.	63,738
2,565	RadioShack Corp.	59,431
2,251	Sherwin-Williams Co.	106,000
11,790	Staples, Inc.	251,363
14,914	The Gap, Inc.	294,551
2,179	Tiffany & Co.	71,384
8,072	TJX Cos., Inc.	196,553
3,176	Toys R Us, Inc.*	84,100

		4,658,286

Textiles, Apparel and Luxury Goods — 0.4%
6,400	Coach, Inc.*	214,848
1,927	Jones Apparel Group, Inc.	59,814
1,595	Liz Claiborne, Inc.	63,417
4,408	NIKE, Inc.	381,733
893	Reebok Int’l. Ltd.	37,354
1,636	V.F. Corp.	93,612

		850,778

Thrifts and Mortgage Finance — 1.7%
10,510	Countrywide Financial Corp.	405,791
11,687	Federal Home Loan Mortgage Corp.	762,343
17,913	Federal National Mortgage Assn.	1,046,119
5,106	Golden West Financial Corp.	328,724
1,536	MGIC Investment Corp.	100,178
9,300	Sovereign Bancorp, Inc.	207,762
15,091	Washington Mutual, Inc.	614,053

		3,464,970

Tobacco — 1.4%
37,795	Altria Group, Inc.	2,443,825
2,339	Reynolds American, Inc.	184,313
2,531	UST, Inc.	115,565

		2,743,703

See notes to financial statements.

16	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Trading Companies and Distributors — 0.1%
2,192	W.W. Grainger, Inc.	$120,100

Wireless Telecommunication Services — 0.4%
22,135	Nextel Comm., Inc.*	715,182

	Total Common Stocks (Cost $176,240,695)	196,787,875

U.S. Government Securities — 0.2%
Principal Amount		Value
	U.S. Treasury Bills
$50,000	2.82% due 8/18/2005 (1)	$49,812
250,000	2.865% due 8/25/2005 (1)	248,906

	Total U.S. Government Securities (Cost $298,718)	298,718

Repurchase Agreement — 1.9%
$3,868,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $3,868,344 at 3.20%, due 7/1/2005 (2) (Cost $3,868,000)	$3,868,000

Total Investments — 99.9% (Cost $180,407,413)		200,954,593
Cash, Receivables and Other Assets Less Liabilities — 0.1%		184,763

Net Assets — 100%		$201,139,356

*	Non-income producing security.
(1)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is collateralized by $3,930,000 in U.S. Government Agency 5.40%, due 6/15/15, with a value of $3,949,650.

Purchased Futures Contracts
Contracts	Description	Expiration	Unrealized Depreciation
12	S&P 500 Index	9/2005	$ (31,896)

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	17

■	The Guardian VC 500 Index Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $180,407,413)	$200,954,593
Cash	42,718
Dividends receivable	239,109
Receivable for fund shares sold	130,340
Interest receivable	344
Other assets	9,970

Total Assets	201,377,074

LIABILITIES
Payable for fund shares redeemed	125,604
Accrued expenses	48,211
Payable for variation margin	22,200
Due to GIS	41,703

Total Liabilities	237,718

Net Assets	$201,139,356

COMPONENTS OF NET ASSETS
Capital stock, at par	$23,071
Additional paid-in capital	312,548,421
Undistributed net investment income	277,152
Accumulated net realized loss on investments	(132,224,572)
Net unrealized appreciation on investments	20,515,284

Net Assets	$201,139,356

Shares Outstanding — $0.001 Par Value	23,070,779

Net Asset Value Per Share	$8.72

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,770,958
Interest	52,938

Total Income	1,823,896

Expenses:
Investment advisory fees — Note B	246,608
Custodian fees	59,265
Audit fees	11,740
Printing expense	11,054
Directors’ fees — Note B	9,779
Loan commitment fees — Note F	1,875
Other	16,780

Total Expenses before reimbursement	357,101
Less: Expenses assumed by investment adviser — Note B	(80,900)

Net Expenses	276,201

Net Investment Income	1,547,695

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	244,269
Net realized gain on futures contracts	1,707
Net change in unrealized appreciation of investments	(3,429,525)
Net change in unrealized appreciation of futures contracts	(117,917)

Net Realized and Unrealized Loss on Investments	(3,301,466)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,753,771)

See notes to financial statements.

18	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$1,547,695	$3,209,237
Net realized gain on investments	245,976	645,522
Net change in unrealized appreciation of investments and futures contracts	(3,547,442)	15,113,384

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,753,771)	18,968,143

Dividends to Shareholders from:
Net investment income	(1,368,569)	(3,093,475)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	1,443,669	16,118,416

Net Increase/(Decrease) in Net Assets	(1,678,671)	31,993,084

NET ASSETS:

Beginning of period	202,818,027	170,824,943

End of period*	$201,139,356	$202,818,027

* Includes undistributed net investment income of:	$277,152	$98,026

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	19

■	The Guardian VC 500 Index Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001		2000
Net asset value, beginning of period	$8.86		$8.14	$6.44	$8.47	$9.72		$10.75

Income from investment operations:
Net investment income	0.07		0.14	0.11	0.14	0.09		0.09
Net realized and unrealized gain/(loss) on investments	(0.15)		0.72	1.70	(2.03)	(1.25)		(1.01)

Net increase/(decrease) from investment operations	(0.08)		0.86	1.81	(1.89)	(1.16)		(0.92)

Dividends and Distributions to Shareholders from:
Net investment income	(0.06)		(0.14)	(0.11)	(0.14)	(0.09)		(0.09)
Net realized gain on investments	—		—	—	—	(0.00	)(a)	(0.02)

Total dividends and distributions	(0.06)		(0.14)	(0.11)	(0.14)	(0.09)		(0.11)

Net asset value, end of period	$8.72		$8.86	$8.14	$6.44	$8.47		$9.72

Total return*	(0.91	)%(b)	10.59%	28.25%	(22.42)%	(11.92)%		(8.66)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$201,139		$202,818	$170,825	$127,984	$366,544		$294,600
Ratio of expenses to average net assets	0.28	%(c)	0.28%	0.28%	0.28%	0.28%		0.28%
Ratio of expenses, excluding waivers, to average net assets	0.36	%(c)	0.36%	0.40%	0.34%	0.33%		0.34%
Ratio of net investment income to average net assets	1.57	%(c)	1.75%	1.51%	1.29%	1.14%		0.93%
Portfolio turnover rate	1%		1%	12%	17%	1%		1%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

20	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC 500 Index Fund (the Fund or GVC500F) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVC500F are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVC500F are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVC500F is permitted to buy international securities that are not U.S. dollar denominated. GVC500F’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between

THE GUARDIAN VC ASSET ALLOCATION FUND	21

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

the date on which GVC500F earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVC500F may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVC500F. When forward contracts are closed, GVC500F will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVC500F will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVC500F may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVC500F is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVC500F each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVC500F. The daily changes in the variation margin are recognized as unrealized gains or losses by GVC500F. GVC500F may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVC500F may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVC500F. Net realized short-term and long-term capital gains for GVC500F will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVC500F at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GVC500F has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

22	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .25% of the average daily net assets of the Fund. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds .28% of the average daily net assets of GVC500F. GIS subsidized .08% of the ordinary operating expenses of GVC500F or $80,900 for the six months ended June 30, 2005.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits, as well as the continuing fee subsidy of the Fund. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $6,019,805 and $1,739,853, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2005 aggregated $41,347,273 and $20,800,093, respectively, resulting in net unrealized appreciation of $20,547,180.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVC500F will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVC500F maintains the right to sell the collateral and may claim any resulting loss against the seller.

THE GUARDIAN VC ASSET ALLOCATION FUND	23

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note E.	Transactions in Capital Stock

There are 200,000,000 shares of $0.001 par value capital stock authorized for GVC500F. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	1,188,423	3,689,980	$10,325,656	$30,818,819
Shares issued in reinvestment of dividends	155,343	302,239	1,368,569	2,624,877
Shares repurchased	(1,176,805)	(2,077,724)	(10,250,556)	(17,325,280)

Net increase	166,961	1,914,495	$1,443,669	$16,118,416

Note F.	Line of Credit

A $100,000,000 line of credit available to GVC500F and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

24	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

THE GUARDIAN VC ASSET ALLOCATION FUND	25

■ The Guardian VC High Yield Bond Fund	Semiannual Report To Contractowners

Peter J. Liebst, Portfolio Manager

Objective:

Seeks current income. Capital appreciation is a secondary objective

Portfolio:

At least 80% is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade or are unrated

Inception Date:

September 13, 1999

Net Assets at June 30, 2005:

$63,582,776

Top Ten Holdings  (As of 6/30/05)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
Mission Energy Hldg.	13.500%	7/15/2008	2.61%
Nextel Comm., Inc.	7.375%	8/1/2015	2.55%
Williams Cos., Inc.	8.125%	3/15/2012	2.22%
J.C. Penney Co., Inc.	7.950%	4/1/2017	2.13%
Sierra Pacific Resources	8.625%	3/15/2014	1.95%
Allegheny Energy Supply	7.800%	3/15/2011	1.90%
Federative Republic of Brazil	9.250%	10/22/2010	1.46%
Charter Comm. Hldgs. II	10.250%	9/15/2010	1.45%
Equistar Chemicals LP	10.125%	9/1/2008	1.44%
Teco Energy, Inc.	7.000%	5/1/2012	1.43%

Bond Quality  (As of 6/30/05 and 12/31/04)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 9/13/1999
The Guardian VC High Yield Bond Fund	1.08%	9.11%	9.98%	5.26%	NA	4.89%
Lehman Corporate High Yield Index	1.11%	10.86%	14.51%	7.47%	NA	6.38%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to any given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. Investing in high yield bonds involves special risks because investments in lower rated and unrated debt securities are subject to greater loss of principal and interest than higher rated securities.
•	The Lehman Corporate High Yield Index is generally considered to be representative of corporate high yield bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN VC HIGH YIELD BOND FUND	1

■ The Guardian VC High Yield Bond Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,010.80	$3.89	0.78%
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91	0.78%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC HIGH YIELD BOND FUND

■	The Guardian VC High Yield Bond Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Corporate Bonds — 93.0%
Principal Amount		Rating Moody’s/ S&P*	Value

Aerospace and Defense — 1.8%
	Alliant Techsystems, Inc.
$335,000	Sr. Sub. Nt. 8.50% due 5/15/2011	B2/B	$357,612
	Comm. & Power Inds., Inc.
499,000	Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B–	501,495
	L-3 Comms. Corp.
290,000	Sr. Sub. Nt. 6.125% due 7/15/2013	Ba3/BB+	291,450

			1,150,557

Automotive — 1.9%
	Keystone Automotive Operations
580,000	Sr. Sub. Nt. 9.75% due 11/1/2013	B3/B–	574,200
	Tenneco Automotive, Inc.
368,000	Sr. Nt. 8.625% due 11/15/2014	B3/B–	369,840
	United Components, Inc.
280,000	Sr. Sub. Nt. 9.375% due 6/15/2013	B3/B	282,100

			1,226,140

Building Materials — 2.5%
	Compression Polymers Hldg. Corp.
450,000	Sr. Nt.† 10.50% due 7/1/2013	B2/B–	454,500
	Norcraft Cos. Fin.
375,000	Sr. Sub. Nt. 9.00% due 11/1/2011	B3/B–	386,250
	Ply Gem Inds., Inc.
399,000	Sr. Sub. Nt. 9.00% due 2/15/2012	B3/B–	337,155
	Texas Inds., Inc.
430,000	Sr. Nt.† 7.25% due 7/15/2013	Ba3/BB–	440,750

			1,618,655

Chemicals — 6.2%
	Equistar Chemicals LP
845,000	Sr. Nt. 10.125% due 9/1/2008	B2/BB–	914,713
	FMC Corp.
160,000	Sr. Sec. Nt. 10.25% due 11/1/2009	NR/BBB–	180,200
	Huntsman Advanced Materials
278,000	Sec. Nt. 11.00% due 7/15/2010	Ba3/BB–	314,140
	Huntsman ICI Chemicals LLC
300,000	Sr. Sub. Nt. 10.125% due 7/1/2009	B3/B	308,625
	Huntsman Int’l. LLC
167,000	Sr. Nt. 9.875% due 3/1/2009	B2/B+	178,690
	Koppers, Inc.
437,000	Sec. Nt. 9.875% due 10/15/2013	B2/B	471,960
	Lubrizol Corp.
630,000	Sr. Nt. 5.50% due 10/1/2014	Baa3/BB+	649,729

Principal Amount		Rating Moody’s/ S&P*	Value

	Lyondell Chemical Co.
$278,000	Sr. Sub. Nt. 10.875% due 5/1/2009	B3/B	$288,425
	Millennium America, Inc.
360,000	Sr. Nt. 9.25% due 6/15/2008	B1/BB–	389,700
	Nalco Co.
222,000	Sr. Sub. Nt. 8.875% due 11/15/2013	Caa1/B–	238,095

			3,934,277

Construction Machinery — 2.3%
	Nationsrent, Inc.
300,000	Sr. Nt.† 9.50% due 5/1/2015	Caa1/B–	297,000
	NMHG Hldg. Co.
80,000	Sr. Nt. 10.00% due 5/15/2009	B3/B+	84,000
	Terex Corp.
155,000	Sr. Sub. Nt. 9.25% due 7/15/2011	B3/B	168,175
255,000	Sr. Sub. Nt. 10.375% due 4/1/2011	B3/B	276,675
	United Rentals NA, Inc.
672,000	Sr. Sub. Nt. 7.75% due 11/15/2013	B2/B+	660,240

			1,486,090

Consumer Products — 2.3%
	Bombardier Recreational Products
214,000	Sr. Sub. Nt. 8.375% due 12/15/2013	B3/B–	227,910
	Elizabeth Arden, Inc.
555,000	Sr. Sub. Nt. 7.75% due 1/15/2014	B2/B–	578,587
	Jafra Cosmetics
387,000	Sr. Sub. Nt. 10.75% due 5/15/2011	B3/B–	433,440
	Riddell Bell Hldgs., Inc.
252,000	Sr. Nt. 8.375% due 10/1/2012	B3/B–	252,630

			1,492,567

Electric — 14.7%
	Allegheny Energy Supply
1,110,000	Nt. 7.80% due 3/15/2011	Ba3/B	1,209,900
	Calpine Canada Energy
363,000	Sr. Nt. 8.50% due 5/1/2008	Caa3/CCC	261,360
	Dynegy Hldgs., Inc.
445,000	Sec. Nt.† 9.875% due 7/15/2010	B3/B–	491,725
280,000	Sr. Sec. Nt.† 10.125% due 7/15/2013	B3/B–	316,400
	Edison Mission Energy
280,000	Sr. Nt. 9.875% due 4/15/2011	B1/B+	327,950
	Mission Energy Hldg.
1,395,000	Sr. Sec. Nt. 13.50% due 7/15/2008	B2/CCC+	1,656,562

See notes to financial statements.

3

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

	Nevada Power Co.
$368,000	Gen’l. Ref. Mtg. Nt.† 5.875% due 1/15/2015	Ba2/BB	$369,840
	NRG Energy, Inc.
460,000	Sec. Nt.† 8.00% due 12/15/2013	B1/B	485,300
	Reliant Energy, Inc.
363,000	Sec. Nt. 6.75% due 12/15/2014	B1/B+	354,833
	Sierra Pacific Resources
1,120,000	Sr. Nt. 8.625% due 3/15/2014	B2/B–	1,237,600
	Teco Energy, Inc.
145,000	Sr. Nt.† 6.75% due 5/1/2015	Ba2/BB	153,700
840,000	Nt. 7.00% due 5/1/2012	Ba2/BB	907,200
	TXU Corp.
725,000	Sr. Nt.† 5.55% due 11/15/2014	Ba1/BB+	703,146
	UtiliCorp Canada Fin.
840,000	Sr. Nt. 7.75% due 6/15/2011	B2/B–	865,200

			9,340,716

Energy — 2.6%
	Chesapeake Energy Corp.
228,000	Sr. Nt.† 6.375% due 6/15/2015	Ba3/BB–	233,700
294,000	Sr. Nt.† 6.625% due 1/15/2016	Ba3/BB–	303,555
	Dresser, Inc.
333,000	Sr. Nt. 9.375% due 4/15/2011	B2/B–	350,482
	Newpark Resources, Inc.
300,000	Sr. Sub. Nt. Ser. B 8.625% due 12/15/2007	B2/B	297,000
	Pride Int’l., Inc.
168,000	Sr. Nt. 7.375% due 7/15/2014	Ba2/BB–	184,380
	Western Oil Sands, Inc.
222,000	Sr. Sec. Nt. 8.375% due 5/1/2012	Ba2/BB+	252,803

			1,621,920

Entertainment — 2.0%
	Intrawest Corp.
504,000	Sr. Nt. 7.50% due 10/15/2013	B1/B+	517,230
	Time Warner Cos., Inc.
630,000	Debt. 7.25% due 10/15/2017	Baa1/BBB+	748,313

			1,265,543

Environmental — 0.4%
	Allied Waste NA, Inc.
250,000	Sr. Nt. 7.875% due 4/15/2013	B2/BB–	255,625

Food and Beverage — 2.7%
	American Seafood Group LLC
320,000	Sr. Sub. Nt. 10.125% due 4/15/2010	B3/B–	343,200
	ASG Consolidated LLC
420,000	Sr. Disc. Nt. (1) 0/11.50% due 11/1/2011	Caa1/B–	301,350

Principal Amount		Rating Moody’s/ S&P*	Value

	Del Monte Corp.
$441,000	Sr. Sub. Nt.† 6.75% due 2/15/2015	B2/B	$449,820
	Michael Foods, Inc.
580,000	Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B–	590,150

			1,684,520

Gaming — 0.8%
	Harrahs Operating Co., Inc.
315,000	Nt. 5.375% due 12/15/2013	Baa3/BBB–	319,577
	Sun Int’l. Hotels Ltd.
155,000	Sr. Sub. Nt. 8.875% due 8/15/2011	B2/B	165,850

			485,427

Health Care — 6.7%
	Bio Rad Laboratories, Inc.
257,000	Sr. Sub. Nt. 6.125% due 12/15/2014	Ba3/BB–	259,570
	Coventry Health Care, Inc.
441,000	Sr. Nt. 6.125% due 1/15/2015	Ba1/BBB–	448,718
	Fisher Scientific Int’l., Inc.
600,000	Sr. Sub. Nt.† 6.125% due 7/1/2015	Ba3/BB+	600,750
363,000	Sr. Sub. Nt. 8.00% due 9/1/2013	Ba3/BB+	414,727
	Fresenius Medical Care
310,000	Capital Tr. 7.875% due 6/15/2011	B1/BB–	333,250
735,000	HCA, Inc. Nt. 6.375% due 1/15/2015	Ba2/BB+	762,642
280,000	Medical Device Mfg., Inc. Sr. Sub. Nt. 10.00% due 7/15/2012	Caa1/B–	301,000
	National Nephrology Assocs., Inc.
368,000	Sr. Sub. Nt.† 9.00% due 11/1/2011	B1/B	413,080
	Triad Hospitals, Inc.
368,000	Sr. Sub. Nt. 7.00% due 11/15/2013	B3/B	378,120
	Vanguard Health Hldg. Co. II
300,000	Sr. Sub. Nt. 9.00% due 10/1/2014	Caa1/CCC+	324,000

			4,235,857

Home Construction — 0.9%
	K. Hovnanian Enterprises, Inc.
221,000	Sr. Nt. 6.25% due 1/15/2015	Ba1/BB	218,238
	Meritage Homes Corp.
375,000	Sr. Nt. 7.00% due 5/1/2014	Ba3/BB–	366,562

			584,800

Industrial–Other — 0.8%
	Da Lite Screen Co., Inc.
167,000	Sr. Nt. 9.50% due 5/15/2011	B2/B–	177,855

See notes to financial statements.

4

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

	PerkinElmer, Inc.
$320,000	Sr. Sub. Nt. 8.875% due 1/15/2013	Ba2/BB–	$356,000

			533,855

Lodging — 0.5%
	Host Marriott LP
300,000	Sr. Nt.† 6.375% due 3/15/2015	Ba3/B+	297,000

Media–Cable — 5.9%
	Charter Comm. Hldgs. II
912,000	Sr. Nt. 10.25% due 9/15/2010	Caa1/CCC–	922,260
	Charter Comm. Operating LLC
278,000	Sr. Nt.† 8.00% due 4/30/2012	B2/B–	276,610
	Comcast Cable Comm.
630,000	Nt. 8.875% due 5/1/2017	Baa2/BBB+	831,525
	CSC Hldgs., Inc.
810,000	Debt. 7.625% due 7/15/2018	B1/BB–	781,650
310,000	Debt. 7.875% due 2/15/2018	B1/BB–	305,350
	Insight Comm., Inc.
368,000	Sr. Disc. Nt. (1) 0/12.25% due 2/15/2011	Caa2/CCC+	368,920
	Insight Midwest LP
278,000	Sr. Nt. 10.50% due 11/1/2010	B2/B	294,680

			3,780,995

Media–NonCable — 6.8%
	Allbritton Comm. Co.
125,000	Sr. Sub. Nt. 7.75% due 12/15/2012	B3/B–	123,125
	Dex Media East LLC
269,000	Sr. Sub. Nt. 12.125% due 11/15/2012	B2/B	322,128
	DirecTV Hldgs. Fin.
900,000	Sr. Nt.† 6.375% due 6/15/2015	Ba2/BB–	895,500
109,000	Sr. Nt. 8.375% due 3/15/2013	Ba2/BB–	120,717
	EchoStar DBS Corp.
530,000	Sr. Nt. 6.375% due 10/1/2011	Ba3/BB–	525,362
280,000	Sr. Nt. 6.625% due 10/1/2014	Ba3/BB–	276,500
	Houghton Mifflin Co.
382,000	Sr. Sub. Nt. 9.875% due 2/1/2013	Caa1/B–	407,785
	News America, Inc.
630,000	Debt. 7.25% due 5/18/2018	Baa3/BBB–	738,060
	R.H. Donnelley Fin. Corp. I
285,000	Sr. Sub. Nt.† 10.875% due 12/15/2012	B2/B+	331,313
	Radio One, Inc.
596,000	Sr. Sub. Nt.† 6.375% due 2/15/2013	B2/B	586,315

			4,326,805

Principal Amount		Rating Moody’s/ S&P*	Value

Metals and Mining — 2.8%
	AK Steel Corp.
$600,000	Sr. Nt. 7.75% due 6/15/2012	B1/B+	$507,000
	Luscar Coal Ltd.
154,000	Sr. Nt. 9.75% due 10/15/2011	Ba3/BB	169,400
	Oregon Steel Mills, Inc.
735,000	1st Mtg. Nt. 10.00% due 7/15/2009	B1/B+	791,962
	Peabody Energy Corp.
280,000	Sr. Nt. 6.875% due 3/15/2013	Ba3/BB–	296,800

			1,765,162

Natural Gas–Pipelines — 6.3%
	Amerigas Partners LP
441,000	Sr. Nt.† 7.25% due 5/20/2015	B2/BB–	458,640
	El Paso Natural Gas
600,000	Sr. Nt. 7.625% due 8/1/2010	B1/B	633,420
	Enterprise Products Operating
630,000	Nt.† 5.00% due 3/1/2015	Baa3/BB+	618,617
	Holly Energy Partners LP
295,000	Sr. Nt.† 6.25% due 3/1/2015	Ba3/B+	287,625
	Northwest Pipeline Corp.
126,000	Sr. Nt. 8.125% due 3/1/2010	Ba2/B+	136,710
	Southern Natural Gas Co.
377,000	Nt. 7.35% due 2/15/2031	B1/B	401,046
	Transcontinental Gas Pipeline Corp.
75,000	Nt. Ser. B 7.00% due 8/15/2011	Ba2/B+	80,812
	Williams Cos., Inc.
1,242,000	Nt. 8.125% due 3/15/2012	B1/B+	1,409,670

			4,026,540

Noncaptive Consumer — 0.7%
	Dollar Financial Group, Inc.
416,000	Sr. Nt. 9.75% due 11/15/2011	B3/B	429,000

Non Sovereign — 1.2%
	Gazprom OAO
600,000	Nt.† 9.625% due 3/1/2013	NR/BB–	735,750

Packaging — 2.2%
	Ball Corp.
298,000	Sr. Nt. 6.875% due 12/15/2012	Ba2/BB	312,900
202,000	Crown European Hldgs. S.A. Sec. Nt. 9.50% due 3/1/2011	B1/B+	223,210
306,000 282,000	Owens-Brockway Glass Container Sr. Sec. Nt. 7.75% due 5/15/2011 Sec. Nt.	B1/BB–	325,125
	8.875% due 2/15/2009	B1/BB–	299,625

See notes to financial statements.

5

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

$222,000	Silgan Hldgs., Inc. Sr. Sub. Nt. 6.75% due 11/15/2013	B1/B+	$228,660

			1,389,520

Paper and Forest Products — 2.7%
	Georgia-Pacific Corp.
441,000	Sr. Nt. 9.375% due 2/1/2013	Ba2/BB+	498,881
389,000	Graphic Packaging Int’l., Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B–	391,918
222,000	Millar Western Forest Sr. Nt. 7.75% due 11/15/2013	B2/B+	208,125
588,000	Packaging Corp. of America Sr. Nt. 5.75% due 8/1/2013	Ba1/BBB	587,971

			1,686,895

Retailers — 2.4%
1,176,000	J.C. Penney Co., Inc. Debt. 7.95% due 4/1/2017	Ba1/BB+	1,355,340
171,000	Rent-A-Center Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B1/BB–	171,000

			1,526,340

Technology — 2.6%
435,000	Flextronics Int’l. Ltd. Sr. Sub. Nt. 6.25% due 11/15/2014	Ba2/BB–	431,737
750,000	Iron Mountain, Inc. Sr. Sub. Nt. 8.625% due 4/1/2013	Caa1/B	776,250
450,000	Magnachip Semiconductor Sr. Nt.† 6.875% due 12/15/2011	Ba3/B+	441,000

			1,648,987

Textile — 1.1%
200,000	Oxford Inds., Inc. Sr. Nt. 8.875% due 6/1/2011	B2/B	214,000
205,000	Russell Corp. Sr. Nt. 9.25% due 5/1/2010	B1/B+	216,275
227,000	William Carter Co. Sr. Sub. Nt. Ser. B 10.875% due 8/15/2011	B3/B+	254,276

			684,551

Transportation — 0.7%
	Omi Corp.
450,000	Sr. Nt. 7.625% due 12/1/2013	B1/B+	448,313

Principal Amount		Rating Moody’s/ S&P*	Value

Wireless Communications — 5.5%
	Centennial Cell Comm. Corp.
$500,000	Sr. Nt. 10.125% due 6/15/2013	B3/CCC	$565,000
	Inmarsat Fin. PLC
342,000	Sr. Nt. 7.625% due 6/30/2012	B2/B–	360,810
	Nextel Comm., Inc.
1,500,000	Sr. Nt. 7.375% due 8/1/2015	Ba3/BB	1,620,000
	Nextel Partners, Inc.
260,000	Sr. Nt. 8.125% due 7/1/2011	Ba3/BB–	282,100
	Rogers Wireless, Inc.
420,000	Sr. Sub. Nt. 8.00% due 12/15/2012	B2/B+	452,550
	Ubiquitel Operating Co.
222,000	Sr. Nt. 9.875% due 3/1/2011	Caa1/CCC	243,645

			3,524,105

Wireline Communications — 3.0%
	Citizens Comm. Co.
171,000	Sr. Nt. 6.25% due 1/15/2013	Ba3/BB+	165,443
	MCI, Inc.
285,000	Sr. Nt. (3) 7.688% due 5/1/2009	B2/B+	296,756
	Qwest Corp.
285,000	Debt. 7.20% due 11/10/2026	Ba3/BB–	256,500
840,000	Sr. Nt.† 7.875% due 9/1/2011	Ba3/BB–	875,700
	U.S. West Comm.
336,000	Debt. 8.875% due 6/1/2031	Ba3/BB–	339,360

			1,933,759

	Total Corporate Bonds (Cost $57,482,236)		59,120,271

Sovereign Debt Security — 1.5%
	Federative Republic of Brazil
837,000	Nt. 9.25% due 10/22/2010	B1/BB–
	(Cost $860,564)		931,162

Warrant — 0.0%
Shares			Value
170	XM Satellite Radio, Inc. exp. 3/15/2010 (Cost $34,340)		$10,200

See notes to financial statements.

6

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Repurchase Agreement — 5.2%
Principal Amount		Value

$3,333,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $3,333,296 at 3.20% due 7/1/2005 (2) (Cost $3,333,000)	$3,333,000

Total Investments — 99.7% (Cost $61,710,140)		63,394,633
Cash, Receivables and Other Assets Less Liabilities — 0.3%		188,143

Net Assets —100%		$63,582,776

*	Unaudited.
†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $11,517,336 representing 18.1% of net assets.
(1)	Step-up bond.
(2)	The repurchase agreement is collateralized by $3,040,000 in U.S. Government Agency 6.625%, due 9/15/09, with a value of $3,404,800.
(3)	Floating rate note. The rate shown is the rate in effect at June 30, 2005.

See notes to financial statements.

7

■	The Guardian VC High Yield Bond Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $61,710,140)	$63,394,633
Cash	174
Receivable for securities sold	1,973,057
Interest receivable	1,168,711
Receivable for fund shares sold	30,879
Other assets	3,272

Total Assets	66,570,726

LIABILITIES
Payable for securities purchased	2,933,399
Accrued expenses	22,937
Payable for fund shares redeemed	463
Due to GIS	31,151

Total Liabilities	2,987,950

Net Assets	$63,582,776

COMPONENTS OF NET ASSETS
Capital stock, at par	$7,513
Additional paid-in capital	67,467,881
Undistributed net investment income	336,604
Accumulated net realized loss on investments	(5,913,715)
Net unrealized appreciation of investments	1,684,493

Net Assets	$63,582,776

Shares Outstanding — $0.001 par value	7,513,336

Net Asset Value Per Share	$8.46

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$2,247,079

Expenses:
Investment advisory fees — Note B	186,821
Custodian fees	30,165
Audit fees	14,564
Directors’ fees — Note B	2,457
Other	7,709

Total Expenses	241,716

Net Investment Income	2,005,363

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	632,592
Net change in unrealized appreciation of investments	(1,907,587)

Net Realized and Unrealized Loss on Investments	(1,274,995)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$730,368

See notes to financial statements.

8

■	The Guardian VC High Yield Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$2,005,363	$3,955,195
Net realized gain on investments	632,592	872,599
Net change in unrealized appreciation of investments	(1,907,587)	228,280

Net Increase in Net Assets Resulting from Operations	730,368	5,056,074

Dividends to Shareholders from:
Net investment income	(1,692,511)	(3,953,043)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	1,205,366	7,812,748

Net Increase in Net Assets	243,223	8,915,779

NET ASSETS:

Beginning of period	63,339,553	54,423,774

End of period*	$63,582,776	$63,339,553

* Includes undistributed net investment income of:	$336,604	$23,752

See notes to financial statements.

9

■	The Guardian VC High Yield Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.60		$8.43	$7.61	$8.13	$8.61	$10.04

Income from investment operations:
Net investment income	0.27		0.58	0.53	0.63	0.77	0.85
Net realized and unrealized gain/(loss) on investments	(0.18)		0.17	0.82	(0.53)	(0.47)	(1.44)

Net increase/(decrease) from investment operations	0.09		0.75	1.35	0.10	0.30	(0.59)

Dividends to Shareholders from:
Net investment income	(0.23)		(0.58)	(0.53)	(0.62)	(0.78)	(0.84)

Net asset value, end of period	$8.46		$8.60	$8.43	$7.61	$8.13	$8.61

Total return*	1.08	%(a)	9.22%	17.95%	1.29%	3.56%	(6.07)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$63,583		$63,340	$54,424	$35,683	$32,210	$26,834
Ratio of expenses to average net assets	0.78	%(b)	0.79%	0.81%	0.87%	0.90%	0.90%
Ratio of net investment income to average net assets	6.44	%(b)	6.97%	7.17%	7.88%	8.96%	9.11%
Portfolio turnover rate	43%		90%	165%	66%	140%	155%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

10

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC High Yield Bond Fund (the Fund or GVCHYBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVCHYBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVCHYBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVCHYBF is permitted to buy international securities that are not U.S. dollar denominated. GVCHYBF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVCHYBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually

11

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCHYBF. When forward contracts are closed, GVCHYBF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVCHYBF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCHYBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCHYBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCHYBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCHYBF. GVCHYBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVCHYBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVCHYBF. Net realized short-term and long-term capital gains for GVCHYBF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCHYBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GVCHYBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

12

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .60% of the average daily net assets of the Fund.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $27,003,006 and $25,028,880, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2005 aggregated $2,103,287 and $418,794, respectively, resulting in net unrealized appreciation of $1,684,493.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCHYBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCHYBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCHYBF enters into a reverse repurchase agreement, GVCHYBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVCHYBF may enter into dollar rolls (principally using TBA’s) in which GVCHYBF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the

13

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCHYBF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	635,739	1,865,601	$5,444,490	$15,923,873
Shares issued in reinvestment of dividends	201,729	469,987	1,692,511	3,953,043
Shares repurchased	(693,213)	(1,425,887)	(5,931,635)	(12,064,168)

Net increase	144,255	909,701	$1,205,366	$7,812,748

Note H.	Line of Credit

A $100,000,000 line of credit available to GVCHYBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

14

■	The Guardian VC High Yield Bond Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

■ The Guardian VC Low Duration Bond Fund	Semiannual Report To Contractowners

Howard W. Chin, Co-Portfolio Manager

Robert Crimmins, Co-Portfolio Manager

Objective:

Seeks a high level of current income, consistent with preservation of capital

Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

Inception Date:

August 28, 2003

Net Assets at June 30, 2005:

$26,179,352

Top Ten Holdings  (As of 6/30/05)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.125%	5/15/2007	7.55%
U.S. Treasury Notes	2.625%	11/15/2006	5.61%
U.S. Treasury Notes	3.375%	2/15/2008	3.66%
U.S. Treasury Notes	2.625%	5/15/2008	2.80%
U.S. Treasury Notes	3.875%	5/15/2010	2.70%
FNMA	3.125%	12/15/2007	1.88%
Chase Comm’l. Mtg. Secs. Corp.	6.390%	11/18/2030	1.85%
Chase Comm’l. Mtg. Secs. Corp.	7.370%	6/19/2029	1.73%
Ford Credit Auto Owner Tr.	4.380%	1/15/2010	1.67%
Capital Auto Receivables Asset Tr.	4.050%	7/15/2009	1.64%

Sector Allocation  (As of 6/30/05 and 12/31/04)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 8/28/2003
The Guardian VC Low Duration Bond Fund	0.66%	1.72%	NA	NA	1.39%
Lehman U.S. Government 1-3 Year Bond Index	0.94%	2.07%	NA	NA	1.72%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	Low duration bond funds may not be a suitable alternative to money market funds because, unlike money market funds, low duration bond funds do not seek to maintain a stable net asset value and, as a result, are a riskier asset class.
•	The Lehman U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of U.S. short duration bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN VC LOW DURATION BOND FUND	1

■ The Guardian VC Low Duration Bond Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,006.60	$3.68	0.74%
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71	0.74%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC LOW DURATION BOND FUND

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Asset Backed Securities — 20.7%
Principal Amount		Value

$430,000	Capital Auto Receivables Asset Tr. 2005-1 A4 4.05% due 7/15/2009	$430,536
260,000	Carmax Auto Owner Tr. 2005-1 A4 4.35% due 3/15/2010	261,795
218,000	Caterpillar Financial Asset Tr. 2004-A A3 3.13% due 1/26/2009	215,924
125,000	Chase Manhattan Auto Owner Tr. 2003-A A4 2.06% due 12/15/2009	121,673
435,000	Ford Credit Auto Owner Tr. 2005-B A4 4.38% due 1/15/2010	438,194
410,000	Harley-Davidson Motorcycle Tr. 2004-1 A2 2.53% due 11/15/2011	399,375
158,000	Navistar Financial Corp. Owner Tr. 2004-A A3 2.01% due 8/15/2008	155,423
410,000	New Century Home Equity Loan Tr. 2004-4 A4 3.594% due 2/25/2035 (1)	411,142
255,000	Nissan Auto Receivables Owner Tr. 2003-B A4 2.05% due 3/16/2009	248,791
100,000	PP&L Transition Bond Co. LLC 1999-1 A7 7.05% due 6/25/2009	103,947
390,000	Renaissance Home Equity Loan Tr. 2005-2 AF3 4.499% due 8/25/2035 (1)	390,234
274,097	Residential Asset Mtg. Prods., Inc. 2003-RZ3 A3 2.14% due 2/25/2030	272,404
390,000	2003-RZ4 A5 4.66% due 2/25/2032	389,732
240,000	Residential Asset Secs. Corp. 2003-KS2 AI5 5.01% due 4/25/2033	243,105
185,000	Residential Funding Mtg. Secs. 2003-HS3 AI2 3.15% due 7/25/2018	182,384
130,000	SLMA Student Loan Tr. 2002-5 A4L 3.56% due 9/17/2018 (1)	130,630
355,000	Volkswagen Auto Lease Tr. 2005-A A2 3.52% due 4/20/2007	354,302
255,000	WFS Financial Owner Tr. 2003-3 A4 3.25% due 5/20/2011	252,322
413,000	World Omni Auto Receivables Tr. 2005-A A4 3.82% due 11/12/2011	409,952

	Total Asset Backed Securities (Cost $5,421,304)	5,411,865

Collateralized Mortgage Obligations — 10.2%
Principal Amount		Value

$252,164	Countrywide Alternative Loan Tr. 2005-14 1A1 3.30% due 5/25/2035 (1)	$249,016
200,000	Countrywide Home Loans 2002-19 1A1 6.25% due 11/25/2032	202,937
	FHLMC
928	2430 GD 6.50% due 11/15/2030	927
315,000	2598 QC 4.50% due 6/15/2027	313,962
105,918	2744 VC 5.50% due 4/15/2011	109,157
260,000	2500 TD 5.50% due 2/15/2016	264,168
132,664	20 H 5.50% due 10/25/2023	135,757
58,865	2517 TG 5.50% due 4/15/2028	58,826
190,289	1650 J 6.50% due 6/15/2023	194,699
	FNMA
350,001	2003-24 PU 3.50% due 11/25/2015	343,985
307,000	2003-13 ME 5.00% due 2/25/2026	308,471
89,500	2002-55 PC 5.50% due 4/25/2026	89,901
78,980	2001-51 PH 6.00% due 8/25/2030	80,304
34,695	GNMA 2002-93 NV 4.75% due 2/20/2032	34,592
14,570	Prudential Home Mtg. Secs. 1993-60 A3 6.75% due 12/25/2023	14,536
260,000	Washington Mutual 2003-AR10 A4 4.075% due 10/25/2033	258,544

	Total Collateralized Mortgage Obligations (Cost $2,684,635)	2,659,782

Commercial Mortgage Backed Securities — 10.4%
$455,000	Chase Comm’l. Mtg. Secs. Corp. 1998-2 A2 6.39% due 11/18/2030	$484,188
430,000	1997-1 C 7.37% due 6/19/2029	452,674
124,446	GMAC Comm’l. Mtg. Secs., Inc. 1997-C1 A3 6.869% due 7/15/2029	129,948
110,000	1999-C2 A2 6.945% due 9/15/2033	119,716
199,733	Greenwich Capital Comm’l. Funding Corp. 2004-GG1 A2 3.835% due 6/10/2036	198,593
250,000	J.P. Morgan Comm’l. Mtg. Fin. Corp. 1997-C5 B 7.159% due 9/15/2029	264,423

See notes to financial statements.

3

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Value

$125,068	LB UBS Comm’l. Mtg. Tr. 2001-C3 A1 6.058% due 6/15/2020	$130,302
105,000	Midland Realty Acceptance Corp. 1996-C1 C 7.86% due 8/25/2028 (1)	106,546
8,705	Morgan Stanley Capital I 1999-WF1 A1 5.91% due 11/15/2031	8,770
260,000	1999-RM1 E 7.208% due 12/15/2031 (1)	282,397
398,736	Mtg. Capital Funding, Inc. 1998-MC3 A2 6.337% due 11/18/2031	418,194
126,000	Salomon Brothers Mtg. Secs. VII, Inc. 2001-C2 A2 6.168% due 2/13/2010	132,585

	Total Commercial Mortgage Backed Securities (Cost $2,744,603)	2,728,336

Corporate Bonds — 29.6%
Aerospace and Defense — 0.4%
$96,000	Raytheon Co. 4.50% due 11/15/2007	$96,267

Automotive — 3.7%
300,000	DaimlerChrysler NA Hldg. 4.75% due 1/15/2008	301,159
275,000	Delphi Corp. 6.55% due 6/15/2006	267,438
200,000	Ford Motor Credit Co. 6.875% due 2/1/2006	201,999
200,000	General Motors Acceptance Corp. 6.125% due 9/15/2006	200,143

		970,739

Chemicals — 0.8%
200,000	Praxair, Inc. 4.75% due 7/15/2007	202,364

Construction Machinery — 1.9%
	Caterpillar Financial Svcs.
200,000	2.625% due 1/30/2007	195,731
200,000	3.10% due 5/15/2007	196,575
100,000	John Deere Capital Corp. 3.625% due 5/25/2007	99,125

		491,431

Consumer Products — 0.7%
200,000	Fortune Brands, Inc. 2.875% due 12/1/2006	196,081

Energy — 2.3%
150,000	Devon Energy Corp. 2.75% due 8/1/2006	147,396
200,000	Occidental Petroleum Corp. 4.00% due 11/30/2007	199,330
124,650	RAS Laffan Liquefied Natural Gas 3.437% due 9/15/2009†	122,340
150,000	Repsol Int’l. Fin. BV 7.00% due 8/1/2005	150,351

		619,417

Principal Amount		Value

Entertainment — 1.1%
$275,000	AOL Time Warner, Inc. 6.15% due 5/1/2007	$284,548

Finance Companies — 5.5%
150,000	American General Fin. Corp. 5.875% due 12/15/2005	151,362
	Capital One Bank
200,000	4.25% due 12/1/2008	199,184
325,000	6.875% due 2/1/2006	330,137
300,000	General Electric Capital Corp. 3.50% due 8/15/2007	296,480
275,000	MBNA America Bank NA 6.50% due 6/20/2006	281,402
200,000	Textron Financial Corp. 2.75% due 6/1/2006	198,060

		1,456,625

Financial — 0.6%
150,000	Lehman Brothers Hldgs., Inc. 6.25% due 5/15/2006	152,754

Food and Beverage — 1.1%
275,000	Kellogg Co. 6.00% due 4/1/2006	279,481

Lodging — 0.6%
150,000	Marriott Int’l., Inc. 6.875% due 11/15/2005	151,604

Media–Cable — 1.4%
200,000	Comcast Cable Comm. 6.375% due 1/30/2006	202,813
150,000	Cox Comm., Inc. 7.75% due 8/15/2006	154,890

		357,703

Natural Gas–Pipelines — 2.6%
150,000	Duke Energy Field Svcs. 7.50% due 8/16/2005	150,589
275,000	Enterprise Prods. Operating LP 4.00% due 10/15/2007	272,252
250,000	Sempra Energy 4.621% due 5/17/2007	251,181

		674,022

Paper and Forest Products — 0.4%
100,000	Abitibi-Consolidated, Inc. 8.30% due 8/1/2005	100,000

Railroads — 0.6%
150,000	Union Pacific Corp. 6.40% due 2/1/2006	151,863

Real Estate Investment Trust — 1.2%
155,000	Avalon Bay Communities, Inc. 6.80% due 7/15/2006	158,971
150,000	Simon Ppty. Group LP 6.875% due 10/27/2005	151,344

		310,315

Services — 1.1%
275,000	Cendant Corp. 6.875% due 8/15/2006	282,719

See notes to financial statements.

4

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Value

Utilities–Electric and Water — 2.1%
$150,000	Nisource Fin. Corp. 7.625% due 11/15/2005	$151,967
250,000	PSEG Power LLC 6.875% due 4/15/2006	255,189
150,000	Southern California Edison Co. 6.375% due 1/15/2006	151,858

		559,014

Wireline Communications — 1.5%
150,000	France Telecom 7.45% due 3/1/2006 (1)	153,286
250,000	Sprint Capital Corp. 6.00% due 1/15/2007	256,187

		409,473

	Total Corporate Bonds (Cost $7,844,716)	7,746,420

U.S. Government Securities — 28.3%
U.S. Government Agency Securities — 4.5%
	FHLMC
$415,000	3.15%, 12/16/2008	$404,300
290,000	3.625%, 2/15/2008	288,358
500,000	FNMA 3.125%, 12/15/2007	491,501

		1,184,159

U.S. Treasury Notes — 23.8%
	U.S. Treasury Notes
1,489,000	2.625%, 11/15/2006	1,469,399
755,000	2.625%, 5/15/2008	733,677
1,995,000	3.125%, 5/15/2007	1,976,141
270,000	3.375%, 2/28/2007	268,819
965,000	3.375%, 2/15/2008	957,988
115,000	3.75%, 5/15/2008	115,252
703,000	3.875%, 5/15/2010	707,009

		6,228,285

	Total U.S. Government Securities (Cost $7,422,698)	7,412,444

Repurchase Agreement — 1.0%
Principal Amount		Value

$277,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $277,025 at 3.20%, due 7/1/2005 (2) (Cost $277,000)	$277,000

Total Investments — 100.2% (Cost $26,394,956)		26,235,847
Liabilities in Excess of Cash, Receivables and Other Assets — (0.2)%		(56,495)

Net Assets — 100%		$26,179,352

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $122,340 representing 0.5% of net assets.
(1)	Floating rate note. The rate shown is the rate in effect at June 30, 2005.
(2)	The repurchase agreement is collateralized by $285,000 in U.S. Government Agency 4.50%, due 11/15/11, with a value of $287,138.

See notes to financial statements.

5

■	The Guardian VC Low Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $26,394,956)	$26,235,847
Cash	547
Receivable for securities sold	633,606
Interest receivable	190,931
Receivable for fund shares sold	6,023
Other assets	1,391

Total Assets	27,068,345

LIABILITIES
Payable for securities purchased	863,148
Accrued expenses	13,512
Payable for fund shares redeemed	2,717
Due to GIS	9,616

Total Liabilities	888,993

Net Assets	$26,179,352

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,635
Additional paid-in capital	26,412,900
Undistributed net investment income	64,222
Accumulated net realized loss on investments	(141,296)
Net unrealized depreciation of investments	(159,109)

Net Assets	$26,179,352

Shares Outstanding — $0.001 Par Value	2,635,469

Net Asset Value Per Share	$9.93

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$426,537

Expenses:
Investment advisory fees — Note B	55,574
Custodian fees	18,034
Audit fees	12,838
Printing expense	2,717
Director’s fees — Note B	831
Other	1,395

Total Expenses	91,389

Net Investment Income	335,148

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized loss on investments	(113,291)
Net change in unrealized depreciation of investments	(29,101)

Net Realized and Unrealized Loss on Investments	(142,392)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$192,756

See notes to financial statements.

6

■	The Guardian VC Low Duration Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$335,148	$369,465
Net realized loss on investments	(113,291)	(23,645)
Net change in unrealized appreciation/(depreciation) of investments	(29,101)	(173,824)

Net Increase in Net Assets Resulting from Operations	192,756	171,996

Dividends to Shareholders from:
Net investment income	(273,781)	(366,976)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	2,603,058	13,011,841

Net Increase in Net Assets	2,522,033	12,816,861

NET ASSETS:

Beginning of period	23,657,319	10,840,458

End of period*	$26,179,352	$23,657,319

* Includes undistributed net investment income of	$64,222	$2,855

See notes to financial statements.

7

■	The Guardian VC Low Duration Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004 (Audited)	Period from August 28, 2003† to December 31, 2003 (Audited)
Net asset value, beginning of period	$9.97		$10.06	$10.00

Income from investment operations:
Net investment income	0.13		0.18	0.03
Net realized and unrealized gain/(loss) on investments	(0.06)		(0.09)	0.07

Net increase from investment operations	0.07		0.09	0.10

Dividends and Distributions to Shareholders from:
Net investment income	(0.11)		(0.18)	(0.03)
Net realized gain on investments	—		—	(0.01)

Total dividends and distributions	(0.11)		(0.18)	(0.04)

Net asset value, end of period	$9.93		$9.97	$10.06

Total return*	0.66	%(a)	0.91%	0.97	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$26,179		$23,657	$10,840
Ratio of expenses to average net assets	0.74	%(b)	0.81%	1.74	%(b)
Ratio of net investment income to average net assets	2.71	%(b)	2.11%	0.93	%(b)
Portfolio turnover rate	65%		90%	92%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

8

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A. Organization	and Accounting Policies

The Guardian VC Low Duration Bond Fund (the Fund or GVLDBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVLDBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVLDBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVLDBF is permitted to buy international securities that are not U.S. dollar denominated. GVLDBF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVLDBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses

9

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Futures Contracts

GVLDBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVLDBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVLDBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVLDBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVLDBF. GVLDBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVLDBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVLDBF. Net realized short-term and long-term capital gains for GVLDBF will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of GVLDBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GVLDBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B. Investment	Advisory Agreements and Payments to or from Related Parties

The Fund has an investment agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate .45% of the average daily net assets of the Fund.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by

10

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.    Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $19,694,530 and $15,853,670, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2005 aggregated $22,650 and $181,759, respectively, resulting in net unrealized depreciation of $159,109.

Note D. Repurchase	Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVLDBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVLDBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E. Reverse	Repurchase Agreements

GVLDBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVLDBF enters into a reverse repurchase agreement, GVLDBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

Note F. Dollar	Roll Transactions

GVLDBF may enter into dollar rolls (principally using TBA’s) in which GVLDBF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

Note G.    Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVLDBF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	528,659	1,794,607	$5,263,484	$18,047,190
Shares issued in reinvestment of dividends	27,627	36,855	273,781	366,976
Shares repurchased	(294,462)	(535,902)	(2,934,207)	(5,402,325)

Net increase	261,824	1,295,560	$2,603,058	$13,011,841

11

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

Note H. Line	of Credit

A $100,000,000 line of credit available to GVLDBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

12

■	The Guardian VC Low Duration Bond Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

13

■ The Guardian UBS VC Large Cap Value Fund	Semiannual Report To Contractowners

The Guardian UBS VC Large Cap Value Fund is managed by a team of investment professionals from the Fund’s sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in large cap value investment management.

Objective:

Seeks to maximize total return, consisting of capital appreciation and current income

Portfolio:

At least 80% in equity securities issued by companies with a large market capitalization at the time of purchase

Inception Date:

February 3, 2003

Net Assets at

June 30, 2005:

$54,040,998

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
Citigroup, Inc.	6.16%
Exxon Mobil Corp.	4.95%
Wells Fargo & Co.	4.02%
J.P. Morgan Chase & Co.	3.59%
Nextel Comm., Inc.	3.41%
Morgan Stanley	3.41%
Marathon Oil Corp.	3.04%
UnitedHealth Group	2.86%
Federal Home Loan Mortgage Corp.	2.84%
Martin Marietta Materials, Inc.	2.35%

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 2/3/2003
The Guardian UBS VC Large Cap Value Fund	2.06%	12.60%	NA	NA	19.41%
Russell 1000 Value Index	1.76%	14.06%	NA	NA	20.63%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The Russell 1000 Value Index offers investors access to the large-cap value segment of the U.S. equity universe. The Russell 1000 Value is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager’s opportunity set. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN UBS VC LARGE CAP VALUE FUND	1

■ The Guardian UBS VC Large Cap Value Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,020.60	$4.91	0.98%
Hypothetical (5% return before expenses)	$1,000	$1,019.93	$4.91	0.98%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN UBS VC LARGE CAP VALUE FUND

■	The Guardian UBS VC Large Cap Value Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 96.7%
Shares		Value

Aerospace and Defense — 3.2%
16,700	Lockheed Martin Corp.	$1,083,329
11,900	Northrop Grumman Corp.	657,475

		1,740,804

Air Freight and Logistics — 1.0%
6,600	FedEx Corp.	534,666

Auto Components — 1.3%
1,400	BorgWarner, Inc.	75,138
11,600	Johnson Controls, Inc.	653,428

		728,566

Biotechnology — 0.7%
10,100	Cephalon, Inc.*	402,081

Building Products — 1.8%
30,500	Masco Corp.	968,680

Capital Markets — 6.7%
39,200	Mellon Financial Corp.	1,124,648
35,100	Morgan Stanley	1,841,697
14,100	Northern Trust Corp.	642,819

		3,609,164

Commercial Banks — 9.0%
21,658	Bank of America Corp.	987,821
18,300	Fifth Third Bancorp	754,143
17,700	PNC Financial Svcs. Group	963,942
35,300	Wells Fargo & Co.	2,173,774

		4,879,680

Commercial Services and Supplies — 0.8%
20,500	Cendant Corp.	458,585

Computers and Peripherals — 1.3%
29,000	Hewlett Packard Co.	681,790

Construction Materials — 2.3%
18,400	Martin Marietta Materials, Inc.	1,271,808

Diversified Financial Services — 9.8%
72,000	Citigroup, Inc.	3,328,560
55,000	J.P. Morgan Chase & Co.	1,942,600

		5,271,160

Diversified Telecommunication Services — 1.9%
42,800	SBC Comm., Inc.	1,016,500

Electric Utilities — 7.6%
29,300	American Electric Power, Inc.	1,080,291
23,700	Exelon Corp.	1,216,521
25,600	FirstEnergy Corp.	1,231,616
23,300	Pepco Hldgs., Inc.	557,802

		4,086,230

Energy Equipment and Services — 0.6%
6,300	Baker Hughes, Inc.	322,308

Food and Staples Retailing — 4.6%
38,600	Albertson’s, Inc.	798,248
20,500	Costco Wholesale Corp.	918,810
39,500	Kroger Co.*	751,685

		2,468,743

Gas Utilities — 0.5%
11,300	NiSource, Inc.	279,449

Shares		Value

Health Care Providers and Services — 4.3%
15,000	Medco Health Solutions, Inc.*	$800,400
29,600	UnitedHealth Group	1,543,344

		2,343,744

Household Products — 1.1%
9,100	Kimberly-Clark Corp.	569,569

Insurance — 6.1%
14,400	AFLAC, Inc.	623,232
16,300	Allstate Corp.	973,925
13,300	American Int’l. Group, Inc.	772,730
12,200	Hartford Financial Svcs. Group, Inc.	912,316

		3,282,203

Internet and Catalog Retail — 1.1%
25,800	IAC/InterActiveCorp*	620,490

Machinery — 2.1%
14,000	Illinois Tool Works, Inc.	1,115,520

Media — 4.9%
9,500	Omnicom Group, Inc.	758,670
15,800	The DIRECTV Group, Inc.*	244,900
67,900	Time Warner, Inc.*	1,134,609
17,900	Univision Comm., Inc.*	493,145

		2,631,324

Multi-Utilities — 1.0%
12,600	Sempra Energy	520,506

Oil, Gas and Consumable Fuels — 8.0%
46,500	Exxon Mobil Corp.	2,672,355
30,800	Marathon Oil Corp.	1,643,796

		4,316,151

Pharmaceuticals — 4.8%
22,000	Bristol-Myers Squibb Corp.	549,560
14,700	Johnson & Johnson	955,500
24,000	Wyeth	1,068,000

		2,573,060

Road and Rail — 1.5%
16,900	Burlington Northern Santa Fe	795,652

Software — 1.8%
40,100	Microsoft Corp.	996,084

Specialty Retail — 0.7%
16,300	Office Depot, Inc.*	372,292

Thrifts and Mortgage Finance — 2.8%
23,500	Federal Home Loan Mortgage Corp.	1,532,905

Wireless Telecommunication Services — 3.4%
57,100	Nextel Comm., Inc.*	1,844,901

	Total Common Stocks (Cost $40,527,528)	52,234,615

Exchange-Traded Fund — 1.7%
7,900	S&P Depositary Receipts Trust Series 1 exp. 12/31/2099 (Cost $943,613)	$941,522

See notes to financial statements.

3

■	The Guardian UBS VC Large Cap Value Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Repurchase Agreement — 1.6%
Principal Amount		Value

$882,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $882,078 at 3.20%, due 7/1/2005 (1) (Cost $882,000)	$882,000

Total Investments — 100.0% (Cost $42,353,141)		54,058,137
Liabilities in Excess of Cash, Receivables and Other Assets — (0.0)%		(17,139)

Net Assets — 100%		$54,040,998

*	Non-income producing security.
(1)	The repurchase agreement is collateralized by $895,000 in U.S. Government Agency 3.875%, due 1/12/09, with a value of $904,612.

See notes to financial statements.

4

■	The Guardian UBS VC Large Cap Value Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $42,353,141)	$54,058,137
Cash	683
Receivable for securities sold	157,179
Dividends receivable	52,423
Receivable for fund shares sold	3,313
Interest receivable	78
Other assets	3,534

Total Assets	54,275,347

LIABILITIES
Payable for securities purchased	151,366
Accrued expenses	36,431
Payable for fund shares redeemed	28,776
Due to GIS	17,776

Total Liabilities	234,349

Net Assets	$54,040,998

COMPONENTS OF NET ASSETS
Capital stock, at par	$4,066
Additional paid-in capital	37,029,110
Undistributed net investment income	26,529
Accumulated net realized gain on investments	5,276,297
Net unrealized appreciation of investments	11,704,996

Net Assets	$54,040,998

Shares Outstanding — $0.001 par value	4,065,789

Net Asset Value Per Share	$13.29

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$706,338
Interest	12,189

Total Income	718,527

Expenses:
Investment advisory fees — Note B	263,819
Custodian fees	25,925
Audit fees	11,805
Director’s fees — Note B	2,731
Other	8,017

Total Expenses	312,297

Net Investment Income	406,230

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	5,349,920
Net change in unrealized appreciation of investments	(4,680,843)

Net Realized and Unrealized Gain on Investments	669,077

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,075,307

See notes to financial statements.

5

■	The Guardian UBS VC Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$406,230	$699,003
Net realized gain on investments	5,349,920	4,177,003
Net change in unrealized appreciation of investments	(4,680,843)	3,715,505

Net Increase in Net Assets Resulting from Operations	1,075,307	8,591,511

Dividends and Distributions to Shareholders from:
Net investment income	(408,409)	(674,304)
Net realized gain on investments	(920,415)	(5,211,406)

Total Dividends and Distributions to Shareholders	(1,328,824)	(5,885,710)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	(19,600,911)	12,696,658

Net Increase/(Decrease) in Net Assets	(19,854,428)	15,402,459

NET ASSETS:

Beginning of period	73,895,426	58,492,967

End of period*	$54,040,998	$73,895,426

* Includes undistributed net investment income of:	$26,529	$28,708

See notes to financial statements.

6

■	The Guardian UBS VC Large Cap Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004 (Audited)	Period from February 3, 2003† to December 31, 2003 (Audited)
Net asset value, beginning of period	$13.35		$12.82	$10.00

Income from investment operations:
Net investment income	0.10		0.14	0.14
Net realized and unrealized gain on investments	0.17		1.57	3.06

Net increase from investment operations	0.27		1.71	3.20

Dividends and Distributions to Shareholders from:
Net investment income	(0.10)		(0.14)	(0.14)
Net realized gain on investments	(0.23)		(1.04)	(0.24)

Total dividends and distributions	(0.33)		(1.18)	(0.38)

Net asset value, end of period	$13.29		$13.35	$12.82

Total return*	2.06	%(a)	13.74%	32.07	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$54,041		$73,895	$58,493
Ratio of expenses to average net assets	0.98	%(b)	0.97%	1.08	%(b)
Ratio of net investment income to average net assets	1.28	%(b)	1.12%	1.27	%(b)
Portfolio turnover rate	19%		41%	48%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian UBS VC Large Cap Value Fund (the Fund or GLCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GLCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GLCVF is permitted to buy international securities that are not U.S. dollar denominated. GLCVF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GLCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually

8

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GLCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GLCVF. When forward contracts are closed, GLCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GLCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GLCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GLCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GLCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GLCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GLCVF. GLCVF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GLCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GLCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GLCVF. Net realized short-term and long-term capital gains for GLCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GLCVF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GLCVF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

9

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .83% of the average daily net assets of the Fund. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GLCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .43% of GLCVF’s average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GLCVF.

In approving the continuation of the investment advisory agreement and the investment sub-advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and/or sub-adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and sub-adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s and sub-adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, that management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser and sub-advisers. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $11,929,983 and $31,798,495, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2005 aggregated $12,113,803 and $408,807, respectively, resulting in net unrealized appreciation of $11,704,996.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GLCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GLCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

10

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note E.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GLCVF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	407,811	756,276	$5,399,747	$9,849,542
Shares issued in reinvestment of dividends and distributions	100,289	450,427	1,328,824	5,885,710
Shares repurchased	(1,979,190)	(234,205)	(26,329,482)	(3,038,594)

Net increase/(decrease)	(1,471,090)	972,498	$(19,600,911)	$12,696,658

Note F.	Line of Credit

A $100,000,000 line of credit available to GLCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

11

■	The Guardian UBS VC Large Cap Value Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

12

■ The Guardian UBS VC Small Cap Value Fund	Semiannual Report To Contractowners

The Guardian UBS VC Small Cap Value Fund is managed by a team of investment professionals from the Fund’s sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in small cap value investment management.

Objective:

Seeks to maximize total return, consisting of capital appreciation and current income

Portfolio:

At least 80% in equity securities issued by companies with a small market capitalization at the time of purchase

Inception Date:

February 3, 2003

Net Assets at

June 30, 2005:

$24,769,731

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
Regal-Beloit Corp.	2.39%
Equitable Resources, Inc.	2.25%
National Financial Partners Corp.	2.24%
The Sports Authority, Inc.	2.20%
Apollo Investment Corp.	2.12%
Esterline Technologies Corp.	2.10%
Ryland Group, Inc.	2.05%
McGrath Rentcorp	1.86%
AmerUs Group Co.	1.84%
Jackson Hewitt Tax Svc., Inc.	1.77%

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 2/3/2003
The Guardian UBS VC Small Cap Value Fund	–0.76%	11.51%	NA	NA	21.32%
Russell 2000 Value Index	0.90%	14.39%	NA	NA	29.41%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
•	The Russell 2000 Value Index offers investors access to the small-cap value segment of the U.S. equity universe. The Russell 2000 Value is constructed to provide a comprehensive and unbiased barometer of the small-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small-cap value manager’s opportunity set. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN UBS VC SMALL CAP VALUE FUND	1

■ The Guardian UBS VC Small Cap Value Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$992.40	$6.57	1.33%
Hypothetical (5% return before expenses)	$1,000	$1,018.20	$6.66	1.33%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN UBS VC SMALL CAP VALUE FUND

■	The Guardian UBS VC Small Cap Value Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 96.1%
Shares		Value

Aerospace and Defense — 3.5%
13,000	Esterline Technologies Corp.*	$521,040
10,200	Triumph Group, Inc.*	354,552

		875,592

Airlines — 2.5%
30,100	AMR Corp.*	364,511
28,400	Pinnacle Airlines Corp.*	243,956

		608,467

Auto Components — 1.7%
16,700	American Axle & Mfg. Hldgs., Inc.	422,009

Biotechnology — 0.7%
14,100	Alkermes, Inc.*	186,402

Building Products — 1.3%
6,600	American Woodmark Corp.	198,066
7,500	Apogee Enterprises, Inc.	115,275

		313,341

Capital Markets — 4.9%
28,500	Apollo Investment Corp.	525,255
5,300	Lazard Ltd.*	123,225
14,200	National Financial Partners Corp.	555,788

		1,204,268

Chemicals — 0.9%
5,300	Lubrizol Corp.	222,653

Commercial Banks — 6.0%
11,700	Boston Private Financial Hldgs., Inc.	294,840
14,900	Colonial BancGroup, Inc.	328,694
8,100	Cullen/Frost Bankers, Inc.	385,965
5,200	South Financial Group, Inc.	147,784
6,000	Trustmark Corp.	175,560
4,810	Vineyard National Bancorp Co.	151,804

		1,484,647

Commercial Services and Supplies — 3.3%
16,200	Coinstar, Inc.*	367,578
19,400	McGrath Rentcorp	459,780

		827,358

Communications Equipment — 3.1%
13,100	Harris Corp.	408,851
9,800	Plantronics, Inc.	356,328

		765,179

Containers and Packaging — 1.0%
22,500	Caraustar Inds., Inc.*	236,250

Diversified Consumer Services — 1.8%
18,500	Jackson Hewitt Tax Svc., Inc.	437,340

Diversified Telecommunication Services — 0.4%
3,600	NeuStar, Inc.*	92,160

Electric Utilities — 2.1%
3,600	Allete, Inc.	179,640
12,400	Hawaiian Electric Inds., Inc.	332,444

		512,084

Electrical Equipment — 3.4%
20,300	Regal-Beloit Corp.	591,948
15,900	Ultralife Batteries, Inc.*	256,785

		848,733

Shares		Value

Electronic Equipment and Instruments — 1.5%
18,300	Newport Corp.*	$253,638
5,200	Park Electrochemical Corp.	131,040

		384,678

Energy Equipment and Services — 3.1%
11,000	Oceaneering Int’l., Inc.*	425,150
10,500	Offshore Logistics, Inc.*	344,820

		769,970

Food Products — 1.2%
15,400	Hain Celestial Group, Inc.*	300,300

Gas Utilities — 3.7%
9,000	AGL Resources, Inc.	347,850
8,200	Equitable Resources, Inc.	557,600

		905,450

Health Care Equipment and Supplies — 4.3%
29,800	Candela Corp.*	311,410
4,900	Cooper Cos., Inc.	298,214
4,300	Diagnostic Products Corp.	203,519
5,900	Mentor Corp.	244,732

		1,057,875

Health Care Providers and Services — 3.8%
5,900	LifePoint Hospitals, Inc.*	298,068
6,800	Molina Healthcare, Inc.*	300,968
23,200	Odyssey Healthcare, Inc.*	334,544

		933,580

Household Durables — 6.6%
10,200	Comstock Homebuilding Cos., Inc.*	247,044
12,600	Department 56, Inc.*	129,150
11,400	Lifetime Hoan Corp.	222,642
6,700	Ryland Group, Inc.	508,329
6,900	Snap-On, Inc.	236,670
9,100	The Yankee Candle Co., Inc.	292,110

		1,635,945

Information Technology Services — 1.1%
21,900	BearingPoint, Inc.*	160,527
13,800	SM&A*	123,786

		284,313

Insurance — 4.4%
9,500	AmerUs Group Co.	456,475
27,900	Seabright Insurance Hldgs.*	318,897
6,600	Selective Insurance Group, Inc.	327,030

		1,102,402

Internet Software and Services — 0.9%
15,200	iVillage, Inc.*	90,896
46,800	Tumbleweed Comm. Corp.*	121,680

		212,576

Leisure Equipment and Products — 1.1%
5,200	Polaris Industries, Inc.	280,800

Machinery — 3.6%
12,200	Gardner Denver, Inc.*	427,976
4,300	Harsco Corp.	234,565
7,000	Nordson Corp.	239,960

		902,501

See notes to financial statements.

3

■	The Guardian UBS VC Small Cap Value Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Media — 4.3%
10,700	ADVO, Inc.	$340,795
20,800	Radio One, Inc.*	265,616
14,400	Saga Comm., Inc.*	201,600
28,400	Sinclair Broadcast Group, Inc.	257,872

		1,065,883

Oil, Gas and Consumable Fuels — 1.8%
3,700	Cimarex Energy Co.*	143,967
20,400	NGP Capital Resources Co.	304,572

		448,539

Personal Products — 1.2%
12,800	Nu Skin Enterprises, Inc.	298,240

Pharmaceuticals — 1.4%
12,500	Connetics Corp.*	220,500
3,900	Medicis Pharmaceutical Corp.	123,747

		344,247

Real Estate — 5.2%
10,807	Government Pptys. Trust, Inc.	105,044
6,300	New Century Financial Corp.	324,135
7,600	Parkway Pptys., Inc.	380,076
2,000	SL Green Realty Corp.	129,000
11,800	Thornburg Mortgage, Inc.	343,734

		1,281,989

Road and Rail — 3.3%
10,750	Genesee & Wyoming, Inc.*	292,507
9,000	Landstar Systems, Inc.*	271,080
5,100	Yellow Roadway Corp.*	259,080

		822,667

Software — 1.1%
15,200	Mentor Graphics Corp.*	155,800
4,700	Reynolds & Reynolds Co.	127,041

		282,841

Specialty Retail — 3.7%
6,200	Linens ‘n Things, Inc.*	146,692
18,000	Party City Corp.*	216,000
17,100	The Sports Authority, Inc.*	543,780

		906,472

Thrifts and Mortgage Finance — 2.2%
5,900	IndyMac Bancorp, Inc.	240,307
46,600	Ocwen Financial Corp.*	315,016

		555,323

	Total Common Stocks (Cost $20,589,608)	23,813,074

Exchange-Traded Fund — 0.7%
2,700	iShares Russell 2000 Value Index Fund (Cost $173,475)	$173,610

Repurchase Agreement — 3.6%
Principal Amount		Value

$892,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $892,079 at 3.20%, due 7/1/2005 (1) (Cost $892,000)	$892,000

Total Investments — 100.4% (Cost $21,655,083)		24,878,684
Liabilities in Excess of Cash, Receivables and Other Assets — (0.4)%		(108,953)

Net Assets — 100%		$24,769,731

*	Non-income producing security.
(1)	The repurchase agreement is collateralized by $905,000 in U.S. Government Agency 3.875%, due 1/12/09, with a value of $914,720.

See notes to financial statements.

4

■	The Guardian UBS VC Small Cap Value Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $21,655,083)	$24,878,684
Cash	8,478
Receivable for securities sold	322,487
Receivable for fund shares sold	239,815
Dividends receivable	14,183
Interest receivable	79
Other assets	1,419

Total Assets	25,465,145

LIABILITIES
Payable for securities purchased	663,636
Accrued expenses	23,885
Payable for fund shares redeemed	128
Due to GIS	7,765

Total Liabilities	695,414

Net Assets	$24,769,731

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,804
Additional paid-in capital	20,235,323
Undistributed net investment income	9,342
Accumulated net realized gain on investments	1,299,661
Net unrealized appreciation of investments	3,223,601

Net Assets	$24,769,731

Shares Outstanding — $0.001 par value	1,803,979

Net Asset Value Per Share	$13.73

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$161,084
Interest	14,276
Less: Foreign tax withheld	(67)

Total Income	175,293

Expenses:
Investment advisory fees — Note B	118,736
Custodian fees	21,951
Audit fees	11,805
Director’s fees — Note B	904
Other	4,601

Total Expenses	157,997

Net Investment Income	17,296

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	1,309,446
Net change in unrealized appreciation of investments	(1,563,282)

Net Realized and Unrealized Loss on Investments	(253,836)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(236,540)

See notes to financial statements.

5

■	The Guardian UBS VC Small Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$17,296	$65,152
Net realized gain on investments	1,309,446	1,898,467
Net change in unrealized appreciation of investments	(1,563,282)	1,708,679

Net Increase/(Decrease) in Net Assets Resulting from Operations	(236,540)	3,672,298

Dividends and Distributions to Shareholders from:
Net investment income	(12,321)	(58,426)
Net realized gain on investments	(214,414)	(2,098,320)

Total Dividends and Distributions to Shareholders	(226,735)	(2,156,746)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	(76,997)	6,910,937

Net Increase/(Decrease) in Net Assets	(540,272)	8,426,489

NET ASSETS:

Beginning of period	25,310,003	16,883,514

End of period*	$24,769,731	$25,310,003

* Includes undistributed net investment income of:	$9,342	$4,367

See notes to financial statements.

6

■	The Guardian UBS VC Small Cap Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004 (Audited)	Period from February 3, 2003† to December 31, 2003 (Audited)
Net asset value, beginning of period	$13.97		$12.94	$10.00

Income from investment operations:
Net investment income	0.01		0.04	0.04
Net realized and unrealized gain/(loss) on investments	(0.11)		2.32	3.50

Net increase/(decrease) from investment operations	(0.10)		2.36	3.54

Dividends and Distributions to Shareholders from:
Net investment income	(0.01)		(0.04)	(0.04)
Net realized gain on investments	(0.13)		(1.29)	(0.56)

Total dividends and distributions	(0.14)		(1.33)	(0.60)

Net asset value, end of period	$13.73		$13.97	$12.94

Total return*	(0.76	)%(a)	18.52%	35.39	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$24,770		$25,310	$16,884
Ratio of expenses to average net assets	1.33	%(b)	1.36%	1.68	%(b)
Ratio of net investment income to average net assets	0.15	%(b)	0.33%	0.42	%(b)
Portfolio turnover rate	60%		71%	75%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian UBS VC Small Cap Value Fund (the Fund or GSCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GSCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the board of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCVF is permitted to buy international securities that are not U.S. dollar denominated. GSCVF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign

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■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, GSCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSCVF. GSCVF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GSCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCVF. Net realized short-term and long-term capital gains for GSCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCVF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GSCVF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

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■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 1.00% of the average daily net assets for the first $50 million and an annual rate of .95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .60% for the first $50 million and at an annual rate of .55% in excess of $50 million of GSCVF’s average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GSCVF.

In approving the continuation of the investment advisory agreement and the investment sub-advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and/or sub-adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and sub-adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s and sub-adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, that management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser and sub-advisers. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $14,096,079 and $13,952,864, respectively, for the six months ended June 30, 2005.

The cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2005 aggregated to $3,952,809 and $729,208, respectively, resulting in net unrealized appreciation of $3,223,601.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

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■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note E.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GSCVF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	449,486	664,548	$6,060,678	$8,950,066
Shares issued in reinvestment of dividends and distributions	16,671	156,153	226,734	2,156,746
Shares repurchased	(474,102)	(313,934)	(6,364,409)	(4,195,875)

Net increase/(decrease)	(7,945)	506,767	$(76,997)	$6,910,937

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

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■	The Guardian UBS VC Small Cap Value Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

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ITEM 2.	CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of The Guardian Variable Contract Funds, Inc.

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of The Guardian Variable Contract Funds, Inc.

Date: September 6, 2005

By:	/s/ FRANK L. PEPE
Frank L. Pepe
Vice President and Treasurer of The Guardian Variable Contract Funds, Inc.

Date: September 6, 2005